Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 123.8%
	MUNICIPAL BONDS – 123.7%
	Consumer Staples – 5.2%
$27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	6/21 at 17.06	N/R	$4,598,910
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/21 at 100.00	N/R	1,155,462
1,935	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2020B, 5.000%, 6/01/50	12/30 at 100.00	N/R	2,300,270
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/21 at 24.29	N/R	4,850,000
5,095	California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Subpordinate Series 2020B-2, 0.000%, 6/01/55	12/30 at 36.29	N/R	1,329,999
14,900	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	15,531,909
18,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	18,951,846
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	1,553,430
50,705	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	6/21 at 22.10	CCC-	11,286,426
3,460	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/21 at 100.00	N/R	3,461,245
25,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	6/21 at 17.84	CCC	4,559,104
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
1,000	0.000%, 6/01/36	6/21 at 43.69	N/R	435,430
7,500	0.000%, 6/01/47	6/21 at 23.29	N/R	1,740,600
12,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%, 6/01/60	12/30 at 33.42	N/R	2,936,160
5,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	6/21 at 21.52	CCC-	1,073,950

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
$2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2019A-Class 1, 5.000%, 6/01/48	12/29 at 100.00	BBB+	$2,498,600
197,150	Total Consumer Staples			78,263,341
	Education and Civic Organizations – 13.8%
	California Enterprise Development Authority, Charter School Revenue Bonds, Academy for Academic Excellence Project, Series 2020A:
700	5.000%, 7/01/50, 144A	7/27 at 100.00	Ba2	776,034
650	5.000%, 7/01/55, 144A	7/27 at 100.00	Ba2	717,568
2,240	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	2,422,000
5,615	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%, 10/01/38, 144A	10/22 at 105.00	N/R	6,049,994
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BB	944,811
500	5.250%, 10/01/45	10/22 at 102.00	BB	523,885
1,335	5.250%, 10/01/45	10/22 at 102.00	BB	1,398,773
4,255	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2017A, 5.000%, 10/01/47, 144A	10/22 at 102.00	BB	4,443,369
250	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A	6/26 at 100.00	BB	276,360
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36, 144A	11/26 at 100.00		515,955
2,200	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,285,558
820	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/38, 144A	6/28 at 100.00	Ba1	938,392
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
825	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	907,640
1,000	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	1,083,080
915	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	943,246
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35, 144A	7/25 at 100.00	BB+	439,504
425	5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	465,022
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B:
500	5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	545,195
1,000	5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	1,070,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A:
$1,400	5.000%, 10/01/34	10/22 at 102.00	BB	$1,470,476
465	5.000%, 10/01/44	10/22 at 102.00	BB	485,832
	California Municipal Finance Authority, Charter School Revenue Bonds, Learning Choice Academy Chula Vista, Series 2021A:
1,605	4.000%, 7/01/51	7/31 at 100.00	BBB-	1,815,753
1,080	4.000%, 7/01/55	7/31 at 100.00	BBB-	1,211,587
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
1,195	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,327,633
1,145	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,264,057
1,100	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,275,098
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	8/22 at 100.00	BB	1,365,072
2,130	5.250%, 8/01/42	8/22 at 100.00	BB	2,180,630
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,837,434
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00		2,408,885
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34, 144A	8/24 at 100.00	BB-	954,896
1,650	6.000%, 8/01/44, 144A	8/24 at 100.00	BB-	1,808,730
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,940,608
1,390	California Municipal Finance Authority, Education Revenue Bonds, Literacy First Charter Schools Project, Series 2019A, 5.000%, 12/01/49	12/29 at 100.00	BBB-	1,634,014
	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A:
705	5.000%, 6/15/41, 144A	6/30 at 100.00	N/R	786,301
1,385	5.000%, 6/15/51, 144A	6/30 at 100.00	N/R	1,522,198
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	6/21 at 100.00	N/R	1,338,137
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Ba1	1,614,978
8,640	5.000%, 4/01/41	4/25 at 100.00	Ba1	9,634,896
7,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	8,957,038

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Revenue Bonds, Claremont Graduate University, Refunding Series 2020B:
$1,000	5.000%, 10/01/49, 144A	10/30 at 100.00	N/R	$1,164,950
1,000	5.000%, 10/01/54, 144A	10/30 at 100.00	N/R	1,160,790
235	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	240,924
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32, 144A (4)	1/22 at 100.00	N/R	303,381
3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	3,696,892
7,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	7,409,220
	California Municipal Finance Authority, Revenue Bonds, The Master's University & Seminary, Series 2019:
1,000	5.000%, 8/01/34	8/29 at 100.00	BB+	1,176,280
2,000	5.000%, 8/01/48	8/29 at 100.00	BB+	2,284,540
250	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	273,445
2,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	2,136,200
700	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47	6/27 at 100.00	N/R	796,971
4,000	California Public Finance Authority, Educational Facility Revenue Bonds, Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A	1/26 at 100.00	N/R	4,162,360
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	1,181,436
	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017:
1,520	5.000%, 6/01/27, 144A	No Opt. Call	N/R	1,648,090
755	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	858,609
1,000	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	1,119,500
3,090	5.000%, 6/01/54, 144A	6/27 at 100.00	N/R	3,446,617
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,108,587
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A	6/27 at 100.00	N/R	1,107,870
	California School Finance Authority Charter School Revenue Bonds, Fenton Schools - Obligated Group, Series 2020A:
750	5.000%, 7/01/50, 144A	7/27 at 100.00	BB+	843,428
1,000	5.000%, 7/01/58, 144A	7/27 at 100.00	BB+	1,118,630
305	California School Finance Authority School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A	8/28 at 100.00	BBB-	359,897

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	$1,105,100
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045	5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,188,134
1,100	5.000%, 8/01/45, 144A	8/25 at 100.00	BBB	1,251,316
460	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	516,865
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,030,997
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	6/26 at 100.00	N/R	1,479,361
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
1,000	5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	1,087,330
1,600	5.000%, 6/01/58, 144A	6/26 at 100.00	N/R	1,732,480
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
3,700	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	4,090,535
7,200	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	7,922,736
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,753,478
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,178,816
805	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BBB-	939,588
1,550	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46, 144A	10/28 at 101.00	BBB-	1,734,341
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	619,956
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36, 144A	6/26 at 100.00	N/R	1,640,640
1,180	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	1,288,182
675	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	759,692
915	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A	6/27 at 100.00	N/R	1,018,477
	California School Finance Authority, Charter School Revenue Bonds, Lifeline Education Charter School Project, Series 2020A:
820	5.000%, 7/01/45, 144A	7/28 at 100.00	BB+	936,251
1,240	5.000%, 7/01/55, 144A	7/28 at 100.00	BB+	1,403,023

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46, 144A	6/25 at 100.00		$2,714,500
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
950	5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	1,055,611
1,000	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,114,500
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
360	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	411,556
750	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	843,592
250	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	280,315
3,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	3,081,930
575	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020B, 5.000%, 6/01/27, 144A	No Opt. Call	N/R	585,873
	California School Finance Authority, Charter School Revenue Bonds, Social Bonds iLead Lancaster Project, Series 2021A:
600	5.000%, 6/01/51, 144A	6/29 at 100.00	N/R	674,772
1,320	5.000%, 6/01/61, 144A	6/29 at 100.00	N/R	1,468,751
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	575,865
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2019A:
750	5.000%, 6/01/40, 144A	6/27 at 100.00	BB+	838,748
1,060	5.000%, 6/01/50, 144A	6/27 at 100.00	BB+	1,172,498
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,103,640
1,500	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	1,659,840
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	1,765,709
2,040	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	2,254,200
	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A:
3,710	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	4,071,948
2,680	5.000%, 7/01/52, 144A	7/27 at 100.00	Ba2	2,934,439
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	631,281
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,099,430
520	6.000%, 10/01/49	10/24 at 100.00	BB	573,758

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A:
$3,000	4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	$3,264,690
1,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,124,830
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A	11/24 at 100.00	N/R	1,121,433
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2017A:
1,000	5.000%, 7/01/37, 144A	7/21 at 105.00	BBB-	1,052,500
1,735	5.000%, 7/01/48, 144A	7/21 at 105.00	BBB-	1,825,671
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	663,264
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	293,053
1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,381,625
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
625	5.250%, 7/01/31, 144A	7/26 at 100.00	BB+	716,144
1,355	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,582,735
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 22.261%, 11/15/49 (Pre-refunded 11/15/24) – AGM Insured, 144A (IF) (5)	11/24 at 100.00	AA	1,823,510
1,940	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A (4)	7/25 at 100.00	D	1,649,000
960	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	992,477
775	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	778,472
4,015	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	4,623,794
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 18.020%, 5/15/39, 144A (IF) (5)	5/23 at 100.00	AA	1,687,362
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
20	5.000%, 6/01/22	6/21 at 100.00	C	19,900
10	5.000%, 6/01/23	6/21 at 100.00	C	9,900
1,005	5.000%, 6/01/24	6/21 at 100.00	C	989,925
580	5.000%, 6/01/30	6/21 at 100.00	C	562,600

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
$230	5.000%, 6/01/22	6/21 at 100.00	C	$228,850
125	5.000%, 6/01/30	6/21 at 100.00	C	121,250
1,580	5.000%, 6/01/36	6/21 at 100.00	C	1,532,600
190,035	Total Education and Civic Organizations			207,815,285
	Health Care – 11.9%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,460	5.000%, 3/01/26	No Opt. Call	Ba3	1,609,110
2,765	5.000%, 3/01/31	3/26 at 100.00	Ba3	2,913,093
5,160	5.250%, 3/01/36	3/26 at 100.00	Ba3	5,365,110
6,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	6,410,498
10,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	10,754,866
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A	2,277,420
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A	2,453,960
420	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	Baa2	495,629
1,570	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	1,879,133
625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 17.467%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	718,038
17,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	20,279,000
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	A+	1,291,529
7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (5)	8/26 at 100.00	A+	9,239,334
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	18.194%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	378,797
695	17.921%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	857,998
3,675	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A+	4,471,814
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
80	22.078%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	137,170
3,600	22.782%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	6,051,240
795	22.698%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,334,272

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
$200	22.325%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	$258,632
200	22.313%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	258,600
1,000	18.284%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,234,460
250	18.289%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	308,633
	California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino Real, Inc, Series 2020:
2,535	4.000%, 3/01/40	3/30 at 100.00	BBB	2,923,362
5,750	4.000%, 3/01/50	3/30 at 100.00	BBB	6,491,002
	California Municipal Finance Authority, Revenue Bonds, Community Health Centers of the Central Coast, Inc, Series 2021A:
1,000	5.000%, 12/01/46, 144A	12/30 at 100.00	N/R	1,138,340
1,000	5.000%, 12/01/54, 144A	12/30 at 100.00	N/R	1,125,390
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	221,860
1,000	5.000%, 11/01/40	11/24 at 100.00	BBB-	1,103,530
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,373,900
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
4,210	5.250%, 11/01/36	11/26 at 100.00	BBB-	4,984,766
2,955	5.250%, 11/01/41	11/26 at 100.00	BBB-	3,471,770
2,270	5.250%, 11/01/47	11/26 at 100.00	BBB-	2,648,795
3,950	5.000%, 11/01/47	11/26 at 100.00	BBB-	4,525,910
1,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A-	1,133,970
1,780	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,038,527
19,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	21,941,012
1,795	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	2,025,891
315	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/48, 144A	6/28 at 100.00	BB-	371,183
6,250	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50 (UB) (5)	4/30 at 100.00	A	6,627,687
1,015	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	A-	1,132,608
9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	10,710,720

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,035	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	BBB+	$1,077,176
2,000	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	2,271,160
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,174	5.750%, 7/01/24 (4)	6/21 at 100.00	N/R	1,115,016
680	5.750%, 7/01/30 (4)	6/21 at 100.00	N/R	645,453
734	5.750%, 7/01/35 (4)	6/21 at 100.00	N/R	697,278
3,068	5.500%, 7/01/39 (4)	6/21 at 100.00	N/R	2,914,747
61	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	6/21 at 100.00	N/R	58,106
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017:
875	4.000%, 11/01/38	11/27 at 100.00	Ba1	961,109
5,925	4.000%, 11/01/47	11/27 at 100.00	Ba1	6,421,634
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
1,085	5.000%, 11/01/36	11/26 at 100.00	Ba1	1,254,260
2,090	5.000%, 11/01/39	11/26 at 100.00	Ba1	2,402,330
1,000	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 4.000%, 1/01/42	1/28 at 100.00	Baa3	1,081,210
200	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	230,056
156,657	Total Health Care			178,098,094
	Housing/Multifamily – 8.7%
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	5,403,150
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A	8/31 at 100.00	N/R	2,220,300
4,980	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	5,418,838
7,530	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	7,975,023
9,460	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	10,940,585
25,685	California Community Housing Agency, California, Essential Housing Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56, 144A	2/31 at 100.00	N/R	27,780,125
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,152,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Enterprise Development Authority, Student Housing Revenue Bonds, Provident Group - SDSU Properties LLC -M@College Project, Series 2020A:
$1,000	5.000%, 8/01/55	8/30 at 100.00	Baa3	$1,224,690
1,205	5.000%, 8/01/57	8/30 at 100.00	Baa3	1,470,172
2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	Aa3	2,143,260
7,328	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	8,591,660
1,486	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,803,529
240	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	A-	262,728
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,370,152
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	505,589
2,375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55	2/30 at 100.00	N/R	2,370,511
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB	3,120,212
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
890	5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	747,600
1,975	5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	1,659,000
450	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	B	485,915
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
4,600	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	5,262,584
2,090	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	2,357,039
2,000	CSCDA Community Improvement Authority, 4.000%, 7/01/56, 144A (WI/DD, Settling 6/09/21)	7/31 at 100.00	N/R	2,156,322
6,215	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	6,732,274
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	1,993,580
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	1,033,460
5,215	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	5,617,389
3,615	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	3,980,693

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	$3,265,380
3,525	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	4,133,803
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A+	760,084
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,035,169
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,097,980
1,340	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding Series 2012, 5.000%, 10/15/47	10/22 at 100.00	A-	1,394,123
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A+	351,411
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,208,917
430	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	6/21 at 100.00	N/R	430,688
460	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	6/21 at 100.00	N/R	420,808
120,119	Total Housing/Multifamily			130,877,173
	Industrials – 0.1%
2,830	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27 (AMT), 144A (4)	12/23 at 102.00	N/R	1,415,000
	Long-Term Care – 0.7%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	7/22 at 100.00	A-	3,090,459
2,575	California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360, Social Bond Series 2019A, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,837,521
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44, 144A	11/24 at 100.00	N/R	3,940,870
9,275	Total Long-Term Care			9,868,850
	Tax Obligation/General – 24.2%
6,050	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42 (UB) (5)	8/35 at 100.00	AA	5,746,169
3,595	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	A2	2,122,632
8,200	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	9,297,242
10,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020B, 3.000%, 8/01/50 (UB) (5)	8/30 at 100.00	AA	10,741,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured (6)	8/37 at 100.00	AA	$844,940
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37 (6)	No Opt. Call	A+	1,475,957
6,925	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	6,647,307
5,500	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	5,196,895
1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.307%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,952,175
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA-	1,728,000
5,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	6,053,350
3,500	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 3/01/50 (UB) (5)	3/30 at 100.00	AA-	4,145,295
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	14.246%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,064,918
545	14.246%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	773,840
1,250	14.246%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,774,863
1,005	14.229%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,426,467
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37	8/22 at 44.31	A2	2,036,006
3,800	Central Unified School District, Fresno County, California, General Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	4,285,678
3,405	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2012D, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A1	2,295,821
	College of the Sequoias Community College District, King and Tulare Counties, California, General Obligation Bonds, College of the Sequoias Tulare Area Improvement District 3, Election of 2008, Series 2021E:
1,160	4.000%, 8/01/46 (UB) (5)	8/29 at 100.00	Aa3	1,358,940
3,840	3.000%, 8/01/51 (UB) (5)	8/29 at 100.00	Aa3	4,060,186
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA+	12,505,417
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	1,049,583
2,640	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa2	3,000,862
5,500	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44 – AGM Insured (UB) (5)	8/28 at 100.00	Aa3	5,529,095
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	5,643,350

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$5,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48 (UB) (5)	8/27 at 100.00	Aa3	$5,732,100
4,560	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA	5,191,058
1,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	1,231,810
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	Baa2	1,079,403
9,175	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	A1	9,600,536
2,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Election of 2016 Measure J, Series 2019, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	2,237,220
6,235	Long Beach Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA	5,368,335
12,000	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	11,274,360
12,075	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47 (UB) (5)	8/29 at 100.00	AA-	12,941,864
2,625	Magnolia School District, Orange County, California, General Obligation Bonds, Election 2010 Series 2011, 0.000%, 8/01/36	No Opt. Call	A+	1,746,859
10,900	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	12,470,363
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	941,330
5,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	5,478,550
7,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	8,209,880
6,060	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	6,436,993
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured (6)	No Opt. Call	Aa3	708,728
2,000	Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 – AGC Insured	No Opt. Call	AA	1,226,360
9,365	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2019D, 3.000%, 8/01/43 (UB) (5)	8/29 at 100.00	Aa3	10,086,011
6,750	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E, 3.000%, 8/01/50 (UB) (5)	8/31 at 100.00	Aa3	7,273,665
15,000	Oakland, California, General Obligation Bonds, Measure KK Series 2020B-1, 3.000%, 1/15/50 (UB) (5)	1/30 at 100.00	AA	16,085,550
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	2,009,183
5,205	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42	No Opt. Call	A+	2,944,364

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	Aa3	$1,013,121
5,000	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	A1	5,678,200
6,225	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.000%, 8/01/46	No Opt. Call	AA-	3,266,071
5,050	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020D, 2.500%, 8/01/48 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	5,114,690
5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	2,494,050
3,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	6/21 at 100.00	D	2,826,250
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,175,721
1,215	Rohnerville School District, Humboldt County, California, General Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 – AGM Insured	No Opt. Call	AA	586,444
3,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	AA	1,585,050
4,400	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018 Election Series 2019C-2, 3.000%, 7/01/44 (UB) (5)	7/29 at 100.00	Aa2	4,736,468
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,617,300
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
1,990	0.000%, 7/01/41 (6)	7/40 at 100.00	AA-	2,280,540
15,000	0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	17,190,000
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond 2016-XF2355, 14.023%, 7/01/38, 144A (IF) (5)	7/23 at 100.00	AA-	2,505,710
5,500	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48 (UB) (5)	8/29 at 100.00	AA	5,910,740
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,550,075
10,000	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (5)	7/26 at 100.00	AA+	11,497,300
7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	8,410,778
4,955	Selma Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 (UB) (5)	8/30 at 100.00	AA	5,252,151

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C:
$1,500	0.000%, 8/01/41	No Opt. Call	AA-	$948,255
5,730	0.000%, 8/01/46	No Opt. Call	AA-	2,857,551
13,000	0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	6,483,100
10,000	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44 (UB) (5)	9/27 at 100.00	Aa1	10,665,100
5,000	Temecula Valley Unified School District, 3.000%, 8/01/44 (UB) (WI/DD, Settling 6/16/21)	8/29 at 100.00	Aa1	5,352,150
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	AA-	1,712,078
2,250	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (6)	8/31 at 100.00	A2	2,583,315
5,155	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	5,269,544
370,545	Total Tax Obligation/General			363,592,462
	Tax Obligation/Limited – 33.0%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,123,080
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	297,188
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	A2	203,993
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,402,611
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,466,776
1,030	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,112,225
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,056,740
2,590	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,937,060
	Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019:
300	5.000%, 9/01/44	9/25 at 103.00	N/R	343,176
400	5.000%, 9/01/49	9/25 at 103.00	N/R	455,876
	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17C, Series 2018:
750	5.000%, 9/01/43	9/25 at 103.00	N/R	860,280
1,115	5.000%, 9/01/48	9/25 at 103.00	N/R	1,273,586
1,035	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,182,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	$2,162,732
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	1,351,515
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	2,014,823
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	5,703,903
1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,882,699
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	3,821,048
	California Municipal Finance Authority:
660	4.000%, 9/01/41 (WI/DD, Settling 6/15/21)	9/28 at 103.00	N/R	736,125
1,095	4.000%, 9/01/46 (WI/DD, Settling 6/15/21)	9/28 at 103.00	N/R	1,214,092
1,500	4.000%, 9/01/51 (WI/DD, Settling 6/15/21)	9/28 at 103.00	N/R	1,657,906
1,450	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020A, 4.000%, 9/01/45	9/26 at 103.00	N/R	1,593,376
	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020B:
1,070	4.000%, 9/01/43	9/27 at 103.00	N/R	1,191,306
1,550	4.000%, 9/01/50	9/27 at 103.00	N/R	1,715,121
590	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	663,484
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,047,640
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	9/23 at 100.00	N/R	1,080,190
2,000	5.125%, 9/01/42	9/23 at 100.00	N/R	2,152,240
2,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01 Improvement Area 2 University District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,323,660
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,763,475
3,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019, 5.000%, 9/01/49	9/29 at 100.00	N/R	3,589,650
5,250	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018, 5.000%, 9/01/48	9/28 at 100.00	N/R	6,208,335
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2018-01, Wagon Wheel, Series 2020:
600	4.000%, 9/01/40	9/30 at 100.00	N/R	679,176
1,300	4.000%, 9/01/50	9/30 at 100.00	N/R	1,451,281

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/49	9/29 at 100.00	N/R	$1,199,920
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,510	5.000%, 9/02/35	9/25 at 100.00	N/R	3,943,731
1,120	5.000%, 9/02/40	9/25 at 100.00	N/R	1,245,082
960	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	960,269
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,366,910
2,060	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	2,244,143
2,240	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%, 9/02/45	9/26 at 100.00	N/R	2,548,739
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,953,032
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,770,785
480	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%, 9/02/46	9/27 at 100.00	N/R	553,862
375	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	435,469
3,550	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%, 9/02/47	9/27 at 100.00	N/R	4,106,746
3,750	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	4,441,200
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019B:
3,300	5.000%, 9/02/44	9/29 at 100.00	N/R	3,972,276
3,370	5.000%, 9/02/49	9/29 at 100.00	N/R	4,032,542
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019C:
725	5.000%, 9/02/44	9/29 at 100.00	N/R	872,697
2,310	5.000%, 9/02/49	9/29 at 100.00	N/R	2,764,146
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
805	5.000%, 9/02/50	9/30 at 100.00	N/R	973,414
850	4.000%, 9/02/50	9/30 at 100.00	N/R	951,167
2,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/41	9/31 at 100.00	N/R	2,236,120
5,000	California Statewide Communities Development Authority, Statewide Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50	9/30 at 100.00	N/R	5,617,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Calimesa, Riverside County, California, Special Tax Bonds, Community Facilities District 2018-1 Summerwind Trails Improvement Area 1, Series 2020:
$865	4.000%, 9/01/45	9/27 at 103.00	N/R	$968,549
820	4.000%, 9/01/50	9/27 at 103.00	N/R	915,473
1,540	Chino, California, Special Tax Bonds, Community Facilities District 2016-3, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,718,871
1,000	Chino, California, Special Tax Bonds, Community Facilities District 2019-1 The Landing, Series 2020, 4.000%, 9/01/51	9/27 at 103.00	N/R	1,107,680
	Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I Millenia Improvement Area 1, Series 2018:
1,000	5.000%, 9/01/43	9/25 at 103.00	N/R	1,144,380
1,250	5.000%, 9/01/48	9/25 at 103.00	N/R	1,423,375
320	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	374,227
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	6/21 at 100.00	N/R	1,003,080
500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	6/21 at 100.00	N/R	501,785
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
500	5.250%, 9/01/27 – AMBAC Insured	6/21 at 100.00	N/R	501,260
210	5.000%, 9/01/32 – AMBAC Insured	6/21 at 100.00	N/R	210,431
670	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	753,288
	Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A:
2,155	5.000%, 9/01/43	9/24 at 103.00	N/R	2,407,846
1,250	5.000%, 9/01/48	9/24 at 103.00	N/R	1,392,512
1,000	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	1,090,550
	Del Mar Union School District, San Diego County, California, Special Tax Bonds, Community Facilities District 99-1, Refunding Facilities Financing Series 2019:
2,400	4.000%, 9/01/44 (UB) (5)	9/29 at 100.00	AA	2,765,808
4,245	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	AA	4,862,223
1,000	Dixon, California, Special Tax Bonds, Community Facilities District 2019-1 Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,126,890
	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019:
2,800	5.000%, 9/01/44	9/26 at 103.00	N/R	3,251,108
4,100	5.000%, 9/01/49	9/26 at 103.00	N/R	4,739,272

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2012-61 Autumn Winds, Series 2020:
$575	3.000%, 9/01/44	9/27 at 103.00	N/R	$594,889
350	4.000%, 9/01/50	9/27 at 103.00	N/R	390,317
	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2016-72 Hidden Hills, Series 2020:
465	3.000%, 9/01/45	9/27 at 103.00	N/R	480,401
525	4.000%, 9/01/50	9/27 at 103.00	N/R	585,475
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/21 at 100.00	N/R	252,195
	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Series 2020:
1,385	4.000%, 9/01/45	9/26 at 103.00	N/R	1,543,846
1,750	4.000%, 9/01/50	9/26 at 103.00	N/R	1,943,952
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	9/21 at 100.00	N/R	436,755
2,530	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A, 5.000%, 9/01/45	9/23 at 102.00	N/R	2,739,332
	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 19 Mangini Ranch, Series 2019:
1,140	5.000%, 9/01/44	9/26 at 103.00	N/R	1,329,263
1,000	5.000%, 9/01/49	9/26 at 103.00	N/R	1,161,350
1,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 21 White Rock Springs Ranch, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,160,800
	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1, Series 2020:
1,075	4.000%, 9/01/45	9/27 at 103.00	N/R	1,193,013
1,145	4.000%, 9/01/50	9/27 at 103.00	N/R	1,267,687
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,240,988
	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018:
500	4.000%, 9/01/43	6/21 at 103.00	N/R	515,650
1,545	4.000%, 9/01/48	6/21 at 103.00	N/R	1,593,219
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	5,824,200
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,327,140
3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.578%, 6/01/45, 144A (IF) (5)	6/25 at 100.00	A+	6,202,312
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	513,735

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
$1,000	5.000%, 8/01/25 – AMBAC Insured	6/21 at 100.00	N/R	$1,003,140
1,000	5.000%, 8/01/35 – AMBAC Insured	6/21 at 100.00	N/R	1,001,460
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	6/21 at 100.00	N/R	365,420
745	4.750%, 8/01/42 – AMBAC Insured	6/21 at 100.00	N/R	745,909
150	5.000%, 8/01/42 – AMBAC Insured	6/21 at 100.00	N/R	150,216
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,166,973
155	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	6/21 at 100.00	A	155,594
745	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	852,727
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	560,430
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 45 Jurupoa Valley, Series 2020A:
1,000	4.000%, 9/01/42	9/27 at 103.00	N/R	1,135,810
1,375	4.000%, 9/01/49	9/27 at 103.00	N/R	1,549,254
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,809,260
1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	9/21 at 100.00	N/R	1,231,578
1,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018, 4.000%, 9/01/48	9/24 at 100.00	N/R	1,053,990
600	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2007-2, Series 2021, 4.000%, 9/01/50	9/28 at 103.00	N/R	671,040
	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2013-1, Series 2017:
800	4.000%, 9/01/42	9/24 at 103.00	N/R	869,112
1,000	4.000%, 9/01/47	9/24 at 103.00	N/R	1,082,650
1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2006-1 Summerly Improvement Area II, Series 2020, 4.000%, 9/01/45	9/27 at 103.00	N/R	1,114,110
	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2006-1 Summerly Improvement Area KK, Series 2021:
400	4.000%, 9/01/46	9/28 at 103.00	N/R	448,172
430	4.000%, 9/01/51	9/28 at 103.00	N/R	480,564
2,995	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,120,910

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	$2,092,020
4,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	4,726,278
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605	5.650%, 9/01/38	9/26 at 103.00	N/R	660,091
970	5.750%, 9/01/43	9/26 at 103.00	N/R	1,058,813
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
785	5.125%, 9/01/28	9/23 at 100.00	N/R	852,361
395	5.250%, 9/01/32	9/23 at 100.00	N/R	427,046
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
925	5.000%, 9/01/39	9/24 at 100.00	N/R	1,027,407
1,815	5.000%, 9/01/43	9/24 at 100.00	N/R	2,007,245
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	2,944,856
1,680	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,758,053
1,275	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A	1,291,180
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	Baa2	1,551,966
450	Marina Redevelopment Agency Successor Agency, California, Housing Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38	9/25 at 103.00	N/R	516,240
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
500	4.125%, 9/01/39	9/21 at 103.00	N/R	517,650
500	4.250%, 9/01/44	9/21 at 103.00	N/R	517,770
1,000	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,120,880
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	9/24 at 100.00	N/R	2,215,380
500	4.250%, 9/01/44	9/24 at 100.00	N/R	532,800
1,000	5.000%, 9/01/44	9/24 at 100.00	N/R	1,099,240
1,110	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2016-1, Improvement Area B, Series 2016, 4.000%, 9/01/49	9/27 at 103.00	N/R	1,249,971
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,883,687
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,029,849

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$835	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	$927,451
970	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,098,573
1,085	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%, 9/01/44	9/25 at 103.00	N/R	1,186,089
1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/21 at 100.00	N/R	1,008,290
825	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	960,234
	Northstar Community Services District, Special Tax Bonds, California, Community Facilities District 1, Refunding Series 2005:
990	5.450%, 9/01/28	9/21 at 100.00	N/R	673,200
2,955	5.550%, 9/01/36	9/21 at 100.00	N/R	2,009,400
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,846,150
1,250	Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38	9/25 at 102.00	N/R	1,431,925
400	Ontario, California, Special Tax Bonds, Community Facilities District 13 California Commerce Center-Phase IV, Refunding Series 2016, 4.000%, 9/01/38 (WI/DD, Settling 6/16/21)	9/28 at 103.00	N/R	455,880
880	Ontario, California, Special Tax Bonds, Community Facilities District 26 Park Place Facilities III, Series 2019, 5.000%, 9/01/47	9/26 at 103.00	N/R	1,021,548
1,200	Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,338,972
1,170	Ontario, California, Special Tax Bonds, Community Facilities District 30 New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,266,174
	Ontario, California, Special Tax Bonds, Community Facilities District 46 Avenue 176 Facilities, Series 2021:
300	4.000%, 9/01/45	9/28 at 103.00	N/R	337,284
500	4.000%, 9/01/51	9/28 at 103.00	N/R	559,860
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/21 at 100.00	N/R	3,560,993
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
55	5.000%, 9/01/21	3/21 at 100.00	N/R	55,332
285	5.300%, 9/01/32	9/21 at 100.00	N/R	286,622
740	5.450%, 9/01/32	9/21 at 100.00	N/R	744,499
1,095	5.500%, 9/01/36	9/21 at 100.00	N/R	1,100,475
1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	AA-	1,037,419
1,080	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	9/21 at 100.00	N/R	1,082,732

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$975	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	$1,062,487
1,050	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,126,944
1,140	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2007-2, Pacific Heritage, Series 2020, 4.000%, 9/01/48	9/27 at 103.00	N/R	1,262,288
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	2,745,209
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,236,575
1,265	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA+	1,429,576
2,750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	C	2,983,420
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
68,732	0.000%, 7/01/46	7/28 at 41.38	N/R	22,377,077
24,000	0.000%, 7/01/51	7/28 at 30.01	N/R	5,675,520
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,124,160
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53	7/28 at 100.00	N/R	2,248,320
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
13,105	4.329%, 7/01/40	7/28 at 100.00	N/R	14,540,260
1,000	4.784%, 7/01/58	7/28 at 100.00	N/R	1,123,600
	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015:
1,200	5.000%, 9/01/40	9/25 at 100.00	N/R	1,356,300
1,250	5.000%, 9/01/45	9/25 at 100.00	N/R	1,401,137
1,190	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42	9/24 at 103.00	N/R	1,290,829
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	6/21 at 100.00	N/R	3,008,520
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2018-1 Grantline 208, Series 2019:
410	5.000%, 9/01/44	9/26 at 103.00	N/R	476,055
530	5.000%, 9/01/49	9/26 at 103.00	N/R	613,501
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A	1,527,991
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A	1,033,679
1,185	Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-1 Liberty Community, Series 2018-1, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,350,924

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.479%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	$2,188,225
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A1	1,222,571
2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,371,190
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	911,734
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	692,538
3,410	5.000%, 9/01/42	9/22 at 100.00	N/R	3,563,825
	Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017:
1,000	5.000%, 9/01/42	9/27 at 100.00	N/R	1,181,200
535	5.000%, 9/01/45	9/27 at 100.00	N/R	627,614
	Riverside Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 32, Series 2020:
415	4.000%, 9/01/45	9/27 at 103.00	N/R	464,680
875	4.000%, 9/01/50	9/27 at 103.00	N/R	977,419
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	Baa2	773,014
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	Baa2	857,079
840	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	950,376
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	Baa2	722,587
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	4,051,330
1,120	Romoland School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2017, 5.000%, 9/01/44	9/27 at 100.00	N/R	1,315,149
820	Romoland School District, California, Special Tax Bonds, Community Facilities District 91-1, Series 2017, 5.000%, 9/01/41	9/27 at 100.00	N/R	967,206
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
950	5.000%, 9/01/36	9/26 at 100.00	N/R	1,096,252
2,640	5.500%, 9/01/46	9/26 at 100.00	N/R	3,066,756
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Sierra Vista Villages, Series 2020:
490	4.000%, 9/01/45	9/27 at 103.00	N/R	544,699
650	4.000%, 9/01/50	9/27 at 103.00	N/R	720,447

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Roseville, California, Special Tax Bonds, Community Facilities District 1 SVSP Westpark-Federico, Series 2019:
$500	5.000%, 9/01/44	9/26 at 103.00	N/R	$576,495
700	5.000%, 9/01/49	9/26 at 103.00	N/R	804,244
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,100	5.000%, 9/01/34	9/24 at 100.00	N/R	1,220,857
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,075,539
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,536,690
5,500	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	6,398,920
	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2021:
750	4.000%, 9/01/41 (WI/DD, Settling 6/10/21)	9/28 at 103.00	N/R	856,363
2,000	4.000%, 9/01/50 (WI/DD, Settling 6/10/21)	9/28 at 103.00	N/R	2,264,288
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	257,432
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 19.021%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	3,793,060
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	3,510,518
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	Baa2	3,527,333
1,950	Sacramento County, California, Special Tax Bonds, Community Facilities District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48	9/25 at 103.00	N/R	2,136,849
310	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/21 at 100.00	N/R	313,311
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01:
710	5.000%, 9/01/37, 144A	9/24 at 103.00	N/R	798,984
1,900	5.000%, 9/01/47, 144A	9/24 at 103.00	N/R	2,120,039
428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	85,600
425	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	501,985
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	621,637
14,815	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA+	15,710,122
915	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	987,559

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	$1,384,500
22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	7,594,021
	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020:
775	4.000%, 9/01/42	9/27 at 103.00	N/R	865,644
1,450	4.000%, 9/01/50	9/27 at 103.00	N/R	1,607,151
	San Francisco City and County, California, Special Tax District 2020-1 Mission Rock Facilities and Services, Series 2021:
850	4.000%, 9/01/41, 144A	9/28 at 103.00	N/R	973,505
1,300	4.000%, 9/01/46, 144A	9/28 at 103.00	N/R	1,485,770
1,000	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46	9/21 at 103.00	N/R	1,032,240
	San Luis Obispo, California, Special Tax Bonds, Community Facilities District 2019-1 San Luis Ranch Series 2021:
730	4.000%, 9/01/46 (WI/DD, Settling 6/09/21)	9/28 at 103.00	N/R	828,835
950	4.000%, 9/01/51 (WI/DD, Settling 6/09/21)	9/28 at 103.00	N/R	1,075,219
205	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	224,791
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,075,130
	Stockton, California, Special Tax Bonds, Community Facilities District 2018-2 Westlake Villages II Improvement Area 1, Series 2021:
1,235	4.000%, 9/01/46 (WI/DD, Settling 6/10/21)	9/27 at 103.00	N/R	1,363,119
2,045	4.000%, 9/01/51 (WI/DD, Settling 6/10/21)	9/27 at 103.00	N/R	2,250,911
5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	AA	5,583,200
1,335	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43	9/24 at 103.00	N/R	1,503,410
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,720,363
500	5.500%, 9/01/33	9/22 at 100.00	N/R	525,030
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East, 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,231,280
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,234,900

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,750	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2020, 4.000%, 9/01/50	9/27 at 103.00	N/R	$5,221,057
1,055	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,173,181
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/21 at 103.00	N/R	414,116
	Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 1, Series 2019:
1,285	5.000%, 9/01/44	9/25 at 103.00	N/R	1,459,169
1,875	5.000%, 9/01/49	9/25 at 103.00	N/R	2,122,106
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	A-	705,908
	Upland, California, Special Tax Bonds, Community Facilities District 2016-1 Improvement Area2 Harvest at Upland, Series 2021A:
165	4.000%, 9/01/45	9/30 at 100.00	N/R	185,686
260	4.000%, 9/01/51	9/30 at 100.00	N/R	290,906
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	751,240
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/39	10/24 at 100.00	N/R	926,140
100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	Caa2	99,544
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	6/21 at 100.00	Caa3	1,969,100
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
3,245	6.625%, 10/01/29	6/21 at 100.00	Caa3	3,270,441
1,800	6.750%, 10/01/37	6/21 at 100.00	Caa3	1,814,112
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	610,860
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	392,368
785	5.250%, 9/01/45	9/25 at 100.00	N/R	871,625
3,615	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,869,930
2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	3,202,581
7,760	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	8,947,280
2,155	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	2,387,718

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2018-1 Improvement Area 1, Series 2021:
$365	4.000%, 9/01/46	9/28 at 103.00	N/R	$408,957
490	4.000%, 9/01/51	9/28 at 103.00	N/R	548,315
1,445	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	1,641,217
1,975	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	2,142,598
290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (4)	6/21 at 100.00	N/R	118,900
539,702	Total Tax Obligation/Limited			494,563,319
	Transportation – 13.2%
4,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	4,588,560
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,885,429
16,255	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	18,867,341
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	10,857,300
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	6/21 at 104.00	N/R	5,090,600
2,993	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2021C, 4.000%, 1/15/33	1/31 at 100.00	Baa2	3,634,909
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.000%, 1/15/33	No Opt. Call	Baa2	4,830,236
3,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB	2,209,860
1,054	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46	1/31 at 100.00	Baa2	1,251,825
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB	3,461,850
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	BBB	1,965,972
6,095	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	6,967,255
8,505	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	Baa2	9,606,057
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (AMT)	10/23 at 100.00	BB+	808,347
500	6.125%, 10/01/43 – AGM Insured (AMT)	10/23 at 100.00	A2	548,170

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
$250	5.000%, 7/01/36 (AMT)	7/28 at 100.00	Baa2	$296,453
400	5.000%, 7/01/37 (AMT)	7/28 at 100.00	Baa2	472,904
23,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT) (UB) (5)	5/26 at 100.00	A+	28,470,191
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT) (UB) (5)	5/28 at 100.00	A+	12,297,000
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F:
10,000	3.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	10,529,900
13,800	4.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	15,822,252
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A-	5,734,000
7,590	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A	9,369,931
20,460	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A	23,339,745
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 17.413%, 5/01/44, 144A (IF) (5)	5/24 at 100.00	A	1,932,588
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	2,256,300
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,250	5.000%, 1/15/44	1/25 at 100.00	BBB	2,547,832
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB	1,857,125
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	41,020
177,272	Total Transportation			197,540,952
	U.S. Guaranteed – 3.1% (7)
2,320	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA	1,859,248
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (Pre-refunded 11/15/25) (UB) (5)	11/25 at 100.00	A	10,520,300
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R	2,315,580
40	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46 (Pre-refunded 8/01/25), 144A	8/25 at 100.00	N/R	47,481
1,625	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%, 10/01/43 (Pre-refunded 10/04/24) – AGM Insured	10/24 at 100.00	A2	1,881,961

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	$1,072,460
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,045,710
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	333,739
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,382,963
990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	1,023,541
8,285	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (Pre-refunded 8/01/24) (UB) (5)	8/24 at 100.00	Aa3	9,274,561
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	550,960
1,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	1,107,100
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23 (Pre-refunded 8/01/22)	8/22 at 93.78	A2	2,367,017
1,600	0.000%, 8/01/25 (Pre-refunded 8/01/22)	8/22 at 82.01	A2	1,309,152
1,050	0.000%, 8/01/28 (Pre-refunded 8/01/22)	8/22 at 66.37	A2	695,268
2,430	0.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 45.44	A2	1,101,713
1,650	0.000%, 8/01/35 (Pre-refunded 8/01/22)	8/22 at 38.78	A2	638,451
335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	355,147
1,550	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	1,568,724
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	335,405
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	BB	1,038,070
600	7.500%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	BB	621,504
205	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2	224,727
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40 (Pre-refunded 10/01/23)	10/23 at 100.00	A	1,427,950
1,300	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,324,011

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	$516,655
500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R	511,855
45,945	Total U.S. Guaranteed			46,451,253
	Utilities – 9.8%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	211,336
5,000	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	5,283,400
2,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	6/21 at 100.00	N/R	2,004,240
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	Baa2	564,905
25	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/28	No Opt. Call	A-	32,487
700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.534%, 11/15/26 (3-Month LIBOR *67% Reference Rate + 1.430% Spread) (8)	No Opt. Call	A-	727,580
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A:
7,565	5.000%, 7/01/42 (UB) (5)	1/27 at 100.00	AA-	9,238,227
25,000	5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA-	30,475,500
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	2,273,620
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 22.033%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	3,346,460
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	BBB+	82,432
4,540	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	5,437,694
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	5.250%, 7/01/24	7/22 at 100.00	CCC	1,058,360
10,100	5.000%, 7/01/33	7/22 at 100.00	CCC	10,659,439
2,800	5.750%, 7/01/37	7/22 at 100.00	CCC	2,980,040
9,000	5.250%, 7/01/42	7/22 at 100.00	CCC	9,525,240
3,000	6.000%, 7/01/47	7/22 at 100.00	CCC	3,201,720
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	6/21 at 100.00	D	7,500,000
25	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (4)	6/21 at 100.00	D	23,844

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
$1,000	3.957%, 7/01/21 (4)	6/21 at 100.00	D	$957,500
1,030	3.844%, 7/01/21 (4)	6/21 at 100.00	D	947,600
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,415	3.941%, 7/01/29 (4)	7/22 at 100.00	D	1,349,556
3,385	3.957%, 7/01/42 (4)	7/22 at 100.00	D	3,241,137
2,925	3.961%, 7/01/42 (4)	7/22 at 100.00	D	2,800,687
85	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (4)	No Opt. Call	N/R	81,813
1,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/32 (4)	6/21 at 100.00	D	1,867,125
1,140	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	1,231,006
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
500	3.978%, 7/01/24 (4)	6/21 at 100.00	D	480,000
3,000	3.998%, 7/01/27 (4)	6/21 at 100.00	D	2,880,000
1,020	3.978%, 7/01/31 (4)	6/21 at 100.00	D	979,200
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
135	3.957%, 7/01/24 (4)	6/21 at 100.00	D	129,263
200	3.941%, 7/01/27 (4)	6/21 at 100.00	D	190,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,445	3.926%, 7/01/25 (4)	6/21 at 100.00	D	1,378,169
95	3.978%, 7/01/26 (4)	6/21 at 100.00	D	91,200
1,000	3.978%, 7/01/35 (4)	6/21 at 100.00	D	960,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
165	3.957%, 7/01/21 (4)	6/21 at 100.00	D	157,988
1,695	3.957%, 7/01/22 (4)	6/21 at 100.00	D	1,622,962
275	3.978%, 7/01/25 (4)	6/21 at 100.00	D	264,000
1,000	3.978%, 7/01/26 (4)	6/21 at 100.00	D	960,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
220	4.143%, 7/01/30 (4)	7/23 at 100.00	D	216,975
4,430	4.102%, 7/01/36 (4)	7/23 at 100.00	D	4,346,937
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
915	3.988%, 7/01/24 (4)	6/21 at 100.00	D	880,687
1,000	5.250%, 7/01/33 (4)	6/21 at 100.00	D	960,000
295	3.999%, 7/01/38 (4)	6/21 at 100.00	D	283,937
2,380	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.036%, 7/01/30 (4)	6/21 at 100.00	D	2,231,250
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	6/21 at 100.00	D	1,865,000

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A:
$1,250	5.000%, 8/01/38	8/28 at 100.00	N/R	$1,477,125
1,500	5.000%, 8/01/42	8/28 at 100.00	N/R	1,762,095
5,000	South Coast Water District Financing Authority, California, Revenue Bonds, Series 2020A, 2.500%, 2/01/50 (UB) (5)	2/29 at 100.00	AA+	5,049,050
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	BBB+	1,278,780
720	5.000%, 11/01/33	No Opt. Call	BBB+	979,114
5,550	1.588%, 11/01/38 (3-Month LIBOR *67% Reference Rate + 1.470% Spread) (8)	No Opt. Call	BBB+	5,424,126
2,319	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	2,324,881
115	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/22	6/21 at 100.00	Caa3	114,399
135,659	Total Utilities			146,390,836
$1,945,189	Total Municipal Bonds (cost $1,700,197,875)			1,854,876,565

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
94,060	American Airlines Group Inc, (9), (10)	$2,280,015
	Total Common Stocks (cost $2,851,418)	2,280,015
	Total Long-Term Investments (cost $1,703,049,293)	1,857,156,580
	Floating Rate Obligations – (26.3)%	(393,800,000)
	Other Assets Less Liabilities – 2.5% (11)	36,410,708
	Net Assets – 100%	$1,499,767,288
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(69)	09/21	$(8,534,055)	$(8,545,758)	$(11,703)	$(4,313)
U.S. Treasury 10-Year Note	(562)	09/21	(74,035,884)	(74,148,875)	(112,991)	(87,812)
Total			$(82,569,939)	$(82,694,633)	$(124,694)	$(92,125)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,854,876,565	$ —	$1,854,876,565
Common Stocks	2,280,015	—	—	2,280,015
Investments in Derivatives:
Futures Contracts	(124,694)	—	—	(124,694)
Total	$2,155,321	$1,854,876,565	$ —	$1,857,031,886

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.2%
	MUNICIPAL BONDS – 96.2%
	Consumer Staples – 1.1%
$370	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	$433,644
25,520	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	26,518,087
25,890	Total Consumer Staples			26,951,731
	Education and Civic Organizations – 5.5%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,750,250
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA-	4,584,817
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2007, 5.000%, 3/15/39	No Opt. Call	AAA	10,273,970
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,532,590
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
250	5.000%, 2/01/30	2/26 at 100.00	A+	292,790
250	5.000%, 2/01/31	2/26 at 100.00	A+	292,203
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB	1,654,800
4,250	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.250%, 8/01/42	8/22 at 100.00	BB	4,351,022
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,206,833
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
630	6.750%, 10/01/28	6/21 at 100.00	N/R	631,663
1,500	7.000%, 10/01/39	6/21 at 100.00	N/R	1,503,525
320	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22, 144A	No Opt. Call	N/R	323,642
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35 (4)	1/25 at 100.00	N/R	1,282,255
1,245	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	1,370,770
1,040	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,182,449

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$460	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	$516,865
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
410	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	447,589
500	5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	544,630
375	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	422,051
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	313,309
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	575,865
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	843,623
830	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	933,460
5,235	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	5,960,623
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,203,440
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,454,746
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	6/21 at 100.00	Aa3	501,840
2,650	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/35	11/25 at 100.00	Aa2	3,142,661
	California State University, Systemwide Revenue Bonds, Series 2019A:
2,375	5.000%, 11/01/49	11/29 at 100.00	Aa2	3,039,430
6,070	5.000%, 11/01/51	11/29 at 100.00	Aa2	7,754,243
	California State University, Systemwide Revenue Bonds, Series 2020C:
7,505	3.000%, 11/01/40	11/30 at 100.00	Aa2	8,243,567
23,205	4.000%, 11/01/45	11/30 at 100.00	Aa2	27,791,700
1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A1	1,325,501
14,740	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	18,387,413
	University of California, General Revenue Bonds, Series 2020BE:
4,600	5.000%, 5/15/41	5/30 at 100.00	AA	5,995,870
5,000	5.000%, 5/15/42	5/30 at 100.00	AA	6,499,650
115,445	Total Education and Civic Organizations			138,131,655
	Financials – 0.0%
7	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit,Series 2007A Sr. Bond, 0.000%, 8/01/47	No Opt. Call	N/R	2,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 8.3%
$7,780	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A1	$9,391,627
10,065	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A1	12,349,554
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
1,500	5.000%, 11/15/35	11/27 at 100.00	A1	1,879,080
14,805	5.000%, 11/15/48	11/27 at 100.00	A1	18,165,439
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	542,656
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,052,460
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
3,000	5.000%, 8/15/42	8/27 at 100.00	BBB+	3,540,210
3,000	5.000%, 8/15/47	8/27 at 100.00	BBB+	3,528,000
46,160	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	53,453,742
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	4,489,118
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	924,952
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	2,073,528
6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA	6,059,700
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	293,450
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,810	5.250%, 11/01/36	11/26 at 100.00	BBB-	2,143,094
10,310	5.250%, 11/01/47	11/26 at 100.00	BBB-	12,030,430
5,000	5.000%, 11/01/47	11/26 at 100.00	BBB-	5,729,000
2,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,290,480
2,500	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,921,500
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
5,295	5.250%, 12/01/34	12/24 at 100.00	BB	6,051,867
6,000	5.250%, 12/01/44	12/24 at 100.00	BB	6,813,240

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$2,400	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	$2,712,240
5,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	5,618,300
9,250	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	10,439,827
8,400	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	9,981,216
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A+	1,545,068
1,000	5.000%, 3/01/45	3/26 at 100.00	A+	1,171,640
5,005	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48	3/28 at 100.00	A+	6,026,070
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	119,510
235	5.000%, 8/15/51	8/26 at 100.00	A+	279,669
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
684	5.750%, 7/01/24 (4)	6/21 at 100.00	N/R	650,164
787	5.750%, 7/01/30 (4)	6/21 at 100.00	N/R	747,532
51	5.750%, 7/01/35 (4)	6/21 at 100.00	N/R	48,684
741	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)	6/21 at 100.00	N/R	703,560
3,390	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,835,988
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	6/21 at 100.00	B+	1,338,484
4,500	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 4.000%, 11/01/39	11/26 at 100.00	BBB	4,906,980
1,630	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	1,855,331
179,338	Total Health Care			207,703,390
	Housing/Multifamily – 6.9%
14,670	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	15,852,842
5,050	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	5,495,006
12,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	13,878,120
1,950	California Community Housing Agency, California, Essential Housing Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56, 144A	2/31 at 100.00	N/R	2,109,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,375	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	$3,889,451
21,320	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	24,365,562
11,574	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	13,672,976
12,860	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	15,077,808
1,579	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,915,880
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	A-	187,148
455	5.250%, 8/15/49	8/24 at 100.00	A-	498,089
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	A-	1,647,829
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	1,053,310
3,505	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (AMT)	6/21 at 100.00	N/R	3,509,521
15,705	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A	4/31 at 100.00	N/R	16,990,768
1,000	CSCDA Community Improvement Authority, 4.000%, 7/01/56, 144A (WI/DD, Settling 6/09/21)	7/31 at 100.00	N/R	1,078,161
12,005	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	13,004,176
14,755	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	17,384,341
13,020	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	14,024,623
2,230	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	2,455,587
755	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	821,787
440	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	515,992
1,215	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,326,744
325	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (AMT)	6/21 at 100.00	N/R	325,634
152,538	Total Housing/Multifamily			171,080,417

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 0.1%
$1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc, Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA	$1,459,607
	Tax Obligation/General – 17.0%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	951,050
4,475	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2019C, 3.000%, 8/01/42	8/27 at 100.00	AA	4,768,963
4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	A1	4,437,680
2,585	Anaheim Union High School District, Orange County, California, General Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40	8/27 at 100.00	AAA	2,771,870
8,310	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	10,324,261
5,570	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (5)	5/40 at 100.00	Aa3	5,346,643
3,565	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/32	9/26 at 100.00	Aa2	4,362,883
1,205	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/33	8/24 at 100.00	Aa2	1,375,278
21,830	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	Aa2	25,273,246
6,725	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/34	9/26 at 100.00	Aa2	8,218,488
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa2	2,033,860
	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	2/23 at 100.00	Aa2	6,309,462
1,430	5.000%, 2/01/43	2/23 at 100.00	Aa2	1,538,937
	California State, General Obligation Bonds, Various Purpose Series 2014:
1,940	5.000%, 10/01/37	10/24 at 100.00	Aa2	2,222,115
2,470	5.000%, 5/01/44	5/24 at 100.00	Aa2	2,774,823
	California State, General Obligation Bonds, Various Purpose Series 2015:
3,000	5.000%, 3/01/45	3/25 at 100.00	Aa2	3,456,000
3,000	5.000%, 8/01/45	8/25 at 100.00	Aa2	3,504,540
4,375	California State, General Obligation Bonds, Various Purpose Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Aa2	5,311,337
7,200	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	8,716,824
18,340	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	21,946,561
5,230	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	6,621,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2019:
$3,725	5.000%, 4/01/30	4/29 at 100.00	Aa2	$4,860,082
6,580	5.000%, 4/01/32	4/29 at 100.00	Aa2	8,561,304
5,000	5.000%, 4/01/33	4/29 at 100.00	Aa2	6,491,300
5,000	5.000%, 4/01/45	4/29 at 100.00	Aa2	6,370,600
	California State, General Obligation Bonds, Various Purpose Series 2020:
5,750	4.000%, 11/01/41	11/25 at 100.00	Aa2	6,522,052
5,895	4.000%, 3/01/50	3/30 at 100.00	Aa2	6,981,861
10,000	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/36	12/30 at 100.00	Aa2	13,313,900
2,880	Claremont Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48	8/28 at 100.00	Aa2	3,550,378
2,500	Coast Community College District, Orange County, California, General Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38	2/29 at 100.00	AA+	2,732,550
9,500	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B, 4.000%, 8/01/50	8/29 at 100.00	Aa2	11,122,315
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	Baa2	340,349
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	Baa2	385,151
7,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	7,968,730
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	6/21 at 100.00	Aa2	30,117
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/38	1/28 at 100.00	AA+	6,213,950
12,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/39	7/30 at 100.00	AA+	15,179,125
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	106,036
10,050	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure EE Series 2018A, 4.000%, 9/01/46	9/28 at 100.00	Aa1	11,665,236
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A:
9,300	5.000%, 8/01/44	8/29 at 100.00	Aa1	11,846,061
2,600	4.000%, 8/01/49	8/29 at 100.00	Aa1	3,049,384
4,000	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48	8/27 at 100.00	Aa2	4,611,120
2,745	Palomar Community College District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2017D, 4.000%, 8/01/46	8/27 at 100.00	AA	3,127,159
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (5)	2/33 at 100.00	Aa3	12,636,762

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$7,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2019, 5.000%, 9/01/47 – AGM Insured	9/28 at 100.00	AA	$8,621,410
7,345	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47	8/26 at 100.00	AAA	8,688,107
5,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Election 2015 Series 2018, 5.250%, 8/01/44	8/28 at 100.00	AAA	6,275,050
1,935	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/42	8/27 at 100.00	Aa3	2,436,397
5,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/49	8/27 at 100.00	Aa1	5,732,850
2,000	San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	2,404,500
12,695	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	Aaa	15,808,322
	San Jose, California, General Obligation Bonds, Disaster Preparedness, Public Safety & Infrastructure, Series 2019A-1:
10,000	5.000%, 9/01/45	3/29 at 100.00	AA+	12,571,900
15,820	5.000%, 9/01/47	3/29 at 100.00	AA+	19,852,993
15,400	5.000%, 9/01/49	3/29 at 100.00	AA+	19,286,344
1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured (5)	8/28 at 100.00	AA	1,511,530
10,280	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	13,045,114
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2018A, 5.000%, 8/01/43	8/28 at 100.00	AA+	6,256,000
1,740	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	AA	1,885,203
2,345	Temecula Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2012 Series 2018C, 5.250%, 8/01/44	2/26 at 100.00	Aa1	2,806,308
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	2,492,420
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	A1	727,979
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,289,167
5,100	Whittier City School District, Los Angeles County, California, General Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46	8/27 at 100.00	Aa3	6,424,623
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	3,577,770
1,700	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	8/25 at 100.00	Aa2	2,011,950
351,510	Total Tax Obligation/General			423,638,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 13.0%
$995	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	$1,142,399
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	6/21 at 100.00	N/R	1,664,781
1,910	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	6/21 at 100.00	AA	1,916,017
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	1,859,349
	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019:
1,800	5.000%, 8/01/33	8/29 at 100.00	AA	2,323,926
650	5.000%, 8/01/34	8/29 at 100.00	AA	837,616
2,395	5.000%, 8/01/36	8/29 at 100.00	AA	3,075,108
1,100	5.000%, 8/01/37	8/29 at 100.00	AA	1,408,583
2,500	5.000%, 8/01/44	8/29 at 100.00	AA	3,151,500
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	6/21 at 100.00	AA+	1,966,997
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	2,273,960
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	Aa3	5,864,550
2,600	5.000%, 10/01/33	10/24 at 100.00	Aa3	2,976,220
3,820	5.000%, 10/01/34	10/24 at 100.00	Aa3	4,370,042
2,000	5.000%, 10/01/39	10/24 at 100.00	Aa3	2,280,860
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	1,080,650
720	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	720,202
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	AA-	2,130,016
2,165	5.500%, 9/01/29	9/23 at 100.00	AA-	2,402,068
1,520	5.500%, 9/01/30	9/23 at 100.00	AA-	1,684,327
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	6/21 at 100.00	N/R	662,033
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	6/21 at 100.00	N/R	1,429,460
3,200	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/39	9/26 at 103.00	N/R	3,749,344

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	$1,756,635
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
17,210	5.000%, 6/01/40	6/25 at 100.00	AA-	20,046,896
22,330	5.000%, 6/01/45	6/25 at 100.00	Aa3	25,982,518
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,500	5.000%, 11/15/28	11/25 at 100.00	BB	8,673,825
6,375	5.000%, 11/15/29	11/25 at 100.00	BB	7,338,326
3,725	5.000%, 11/15/39	11/25 at 100.00	BB	4,221,095
1,660	Highland, California, Special Tax Bonds, Communitiy Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A	1,681,165
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,088,930
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,247,505
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	560,430
750	5.000%, 9/01/44	9/24 at 100.00	N/R	837,000
1,330	Irwindale Community Redevelopment Agency, California, Tax Allocation Bonds, City Industrial Development Project, Refunding Series 2006, 5.250%, 7/15/21 – AGM Insured	No Opt. Call	AA	1,337,714
3,260	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014, 5.000%, 9/01/43	9/24 at 100.00	N/R	3,595,487
150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	165,270
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	873,321
1,620	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,833,856
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,092,920
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	1,912,453
1,440	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	6/21 at 100.00	AA	1,444,738
1,120	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	6/21 at 100.00	AA	1,123,685

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	$1,133,400
1,800	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A, 4.000%, 6/01/35	6/30 at 100.00	AA	2,225,916
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,268,713
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
15,075	5.000%, 7/01/39	7/27 at 100.00	AAA	18,714,256
5,075	5.000%, 7/01/42	7/27 at 100.00	AAA	6,285,083
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1:
8,000	5.000%, 12/01/44	12/29 at 100.00	AA+	10,244,400
3,495	5.000%, 12/01/49	12/29 at 100.00	AA+	4,449,450
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	473,136
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	881,851
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,852,080
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	132,975
1,455	Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB+	1,648,952
595	ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	677,342
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,794,375
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,748,015
255	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	290,404
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,645	5.250%, 9/01/30	9/23 at 100.00	N/R	2,878,924
2,365	5.750%, 9/01/39	9/23 at 100.00	N/R	2,577,211
395	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	431,530
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,940	0.000%, 7/01/33	7/28 at 86.06	N/R	5,068,698
71,915	0.000%, 7/01/46	7/28 at 41.38	N/R	23,413,367
22,681	5.000%, 7/01/58	7/28 at 100.00	N/R	25,874,485

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
$1,600	5.000%, 9/01/30	9/24 at 100.00	AA+	$1,809,680
2,800	5.000%, 9/01/31	9/24 at 100.00	AA+	3,165,456
2,400	5.000%, 9/01/32	9/24 at 100.00	AA+	2,709,984
410	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/21 at 100.00	N/R	414,924
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	102,107
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,164,530
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,158,790
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,150,340
6,960	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	8,324,160
	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2020:
2,445	4.000%, 10/01/39	10/30 at 100.00	AA	2,943,315
2,000	4.000%, 10/01/47	10/30 at 100.00	AA	2,340,240
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	226,576
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	AAA	5,941,450
2,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	2,120,840
410	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	442,513
1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	1,961,354
4,000	San Francisco City and County, California, Certificates of Participation, 49 South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/35	4/27 at 100.00	AA+	4,704,800
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	6/21 at 100.00	N/R	180,799
2,235	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43	9/25 at 103.00	N/R	2,535,026
105	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	117,707
3,120	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/45	4/30 at 100.00	A-	3,950,419

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
$1,000	5.000%, 9/01/34	9/25 at 100.00	A-	$1,171,880
1,715	5.000%, 9/01/35	9/25 at 100.00	A-	2,007,733
395	5.000%, 9/01/37	9/25 at 100.00	A-	460,882
	Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	56,886
100	5.000%, 9/01/45	9/25 at 100.00	N/R	113,093
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	6/21 at 100.00	Baa2	25,477
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	7,690,820
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	8,016,703
336,601	Total Tax Obligation/Limited			323,856,824
	Transportation – 13.4%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
2,000	5.000%, 10/01/34	10/26 at 100.00	BBB+	2,372,980
2,570	5.000%, 10/01/37	10/26 at 100.00	BBB+	3,031,521
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	59,332
8,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	9,978,320
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
6,750	5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	8,216,100
8,595	4.000%, 12/31/47 (AMT)	6/28 at 100.00	A2	9,672,383
4,075	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	4,945,216
2,120	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,460,705
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,164,730
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,241,378
5,120	Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%, 5/15/44	5/29 at 100.00	Aa2	6,490,470
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
1,700	5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	2,134,180
4,800	5.000%, 5/15/37 (AMT)	5/29 at 100.00	Aa3	6,009,648

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,325	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, 5.000%, 5/15/32 (AMT)	5/28 at 100.00	Aa2	$1,670,136
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015A, 4.750%, 5/15/40 (AMT)	5/25 at 100.00	Aa2	11,327,200
3,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35 (AMT)	5/25 at 100.00	Aa2	3,632,399
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
250	5.000%, 5/15/32	5/25 at 100.00	Aa2	292,320
600	5.000%, 5/15/33	5/25 at 100.00	Aa2	701,568
1,305	5.000%, 5/15/35	5/25 at 100.00	Aa2	1,523,131
355	5.000%, 5/15/41	5/25 at 100.00	Aa2	413,582
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020C, 5.000%, 5/15/40 (AMT)	5/30 at 100.00	Aa2	12,777,200
2,255	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT)	5/26 at 100.00	Aa3	2,678,421
15,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A, 5.000%, 5/15/47 (AMT)	5/27 at 100.00	Aa3	19,048,554
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A:
10,800	5.000%, 5/15/44 (AMT)	5/28 at 100.00	Aa3	13,280,760
6,995	5.250%, 5/15/48 (AMT)	5/28 at 100.00	Aa3	8,678,976
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C:
1,935	5.000%, 5/15/36 (AMT)	11/27 at 100.00	Aa3	2,405,050
1,800	5.000%, 5/15/38 (AMT)	11/27 at 100.00	Aa3	2,230,650
12,665	5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	15,664,579
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D:
3,585	5.000%, 5/15/32 (AMT)	11/28 at 100.00	Aa3	4,574,460
1,025	5.000%, 5/15/34 (AMT)	11/28 at 100.00	Aa3	1,302,580
2,000	5.000%, 5/15/35 (AMT)	11/28 at 100.00	Aa3	2,537,880
2,500	5.000%, 5/15/36 (AMT)	11/28 at 100.00	Aa3	3,164,925
2,765	5.000%, 5/15/39 (AMT)	11/28 at 100.00	Aa3	3,476,794
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F:
5,675	5.000%, 5/15/34 (AMT)	5/29 at 100.00	Aa3	7,153,111
5,000	5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	6,277,000
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	A	3,810,520
8,250	5.750%, 6/01/48	6/23 at 100.00	A	8,981,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A:
$4,500	5.000%, 7/01/44	7/29 at 100.00	A+	$5,619,960
3,500	5.000%, 7/01/49	7/29 at 100.00	A+	4,344,690
5,340	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	6,547,641
2,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A1	2,808,139
6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A1	7,759,440
13,070	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	15,519,449
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
10,000	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A1	12,325,200
10,955	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	13,319,308
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
5,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A1	6,197,450
5,000	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A1	6,115,900
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A1	6,182,300
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
12,500	5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	15,431,375
10,000	5.000%, 5/01/49 (AMT)	5/29 at 100.00	A1	12,270,000
9,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	11,398,917
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
4,000	5.250%, 1/15/44	1/25 at 100.00	BBB+	4,522,280
6,000	5.250%, 1/15/49	1/25 at 100.00	BBB+	6,768,900
275,900	Total Transportation			334,511,318
	U.S. Guaranteed – 5.0% (6)
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,014,730
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 36.61	AA-	975,523
2,430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43 (Pre-refunded 8/15/25)	8/25 at 100.00	A1	2,894,252
5,360	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R	6,633,000

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$10,845	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A1	$13,039,160
40	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46 (Pre-refunded 8/01/25), 144A	8/25 at 100.00	N/R	47,481
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	3,184,320
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	4,245,760
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,709,333
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 6.800%, 8/01/39 (Pre-refunded 8/01/27) – AGM Insured	8/27 at 100.00	AA	682,230
1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	1,095,913
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
11,200	0.000%, 8/01/40 (Pre-refunded 8/01/22)	8/22 at 36.36	Aa3	4,065,376
19,700	0.000%, 8/01/41 (Pre-refunded 8/01/22)	8/22 at 34.18	Aa3	6,722,428
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43 (Pre-refunded 1/15/24)	1/24 at 100.00	BBB+	4,343,749
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
8,335	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	9,552,410
8,415	6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	9,691,808
21,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	24,896,323
1,310	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (AMT) (ETM)	No Opt. Call	Baa2	1,329,611
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	631,588
3,455	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	3,494,283
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 24.49	Aaa	2,448,400
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA	1,110,560
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,059,473
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,247,429

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+	$7,129,099
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	3,509,656
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009-1, 6.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	Aa2	2,354,020
1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	1,009,640
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	505,425
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	247,409
1,395	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	Aa1	1,605,589
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R	1,576,513
320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	325,002
143,260	Total U.S. Guaranteed			124,377,493
	Utilities – 25.9%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
8,500	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	8,981,780
21,560	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	22,782,021
3,565	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	4,324,915
2,750	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Refunding Series 2006D, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	2,902,570
10,725	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	11,320,023
225	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	6/21 at 100.00	AA	225,828
405	Compton, California, Sewer Revenue Bonds, Refunding Series 1998, 5.375%, 9/01/23 – NPFG Insured	6/21 at 100.00	Baa2	406,640
9,315	Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/49	10/29 at 100.00	AA+	11,830,702

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
$8,750	5.000%, 6/01/42	6/27 at 100.00	AAA	$10,844,575
8,300	5.000%, 6/01/45	6/27 at 100.00	AAA	10,292,830
15,265	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/44	6/29 at 100.00	AAA	19,503,480
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,680,748
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,747,890
6,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	7,195,260
4,000	Livermore Valley Water Financing Authority, California, Water Revenue Bonds, Series 2018A, 5.000%, 7/01/47	7/27 at 100.00	AA+	4,957,640
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	Aa2	2,249,720
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
3,300	5.000%, 7/01/40	1/26 at 100.00	Aa2	3,920,301
6,445	5.000%, 7/01/46	1/26 at 100.00	Aa2	7,611,867
4,165	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	Aa2	4,960,307
29,905	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	36,519,388
40,800	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	50,513,664
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	8,719,620
15,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D, 5.000%, 7/01/38	7/28 at 100.00	Aa2	19,503,666
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A:
8,000	5.000%, 7/01/45	1/29 at 100.00	Aa2	10,122,160
5,000	5.250%, 7/01/49	1/29 at 100.00	Aa2	6,413,000
9,555	5.000%, 7/01/49	1/29 at 100.00	Aa2	12,044,173
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	6,383,850
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	4,124,147
4,955	5.000%, 7/01/35	1/26 at 100.00	AA+	5,920,928

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
$10,545	5.000%, 7/01/44	1/27 at 100.00	AA+	$12,904,760
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	6,202,250
3,445	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	AA+	4,306,594
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020A:
4,750	5.000%, 7/01/41	7/30 at 100.00	Aa2	6,232,237
14,055	5.000%, 7/01/50	7/30 at 100.00	Aa2	18,209,096
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C:
5,000	5.000%, 7/01/37	7/30 at 100.00	Aa2	6,622,250
17,530	5.000%, 7/01/40	7/30 at 100.00	Aa2	23,060,890
9,990	5.000%, 7/01/41	7/30 at 100.00	Aa2	13,107,379
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,491,400
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
10,000	5.000%, 6/01/43	6/28 at 100.00	AA	12,490,400
1,300	5.000%, 6/01/48	6/28 at 100.00	AA	1,613,781
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,867,650
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,863,300
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,833,012
	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2020C:
2,600	5.000%, 7/01/38	7/30 at 100.00	AAA	3,445,650
5,000	5.000%, 7/01/39	7/30 at 100.00	AAA	6,609,850
16,505	5.000%, 7/01/40	7/30 at 100.00	AAA	21,745,668
	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2020A:
4,550	5.000%, 10/01/45	10/29 at 100.00	AAA	5,893,433
24,365	5.000%, 10/01/49	10/29 at 100.00	AAA	31,429,632
	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2021A:
10,500	5.000%, 10/01/46	4/31 at 100.00	AAA	13,903,785
11,620	5.000%, 10/01/51	4/31 at 100.00	AAA	15,300,054
5,000	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	5,376,850
500	Northern California Energy Authority, California, Commodity Supply Revenue Bonds, Series 2018A, 4.000%, 7/01/49 (Mandatory Put 7/01/24)	No Opt. Call	A2	551,665

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$2,760	4.250%, 7/01/25	7/22 at 100.00	CCC	$2,888,285
740	5.500%, 7/01/28	7/22 at 100.00	CCC	785,384
2,745	5.750%, 7/01/37	7/22 at 100.00	CCC	2,921,504
6,000	5.250%, 7/01/42	7/22 at 100.00	CCC	6,350,160
2,250	6.000%, 7/01/47	7/22 at 100.00	CCC	2,401,290
5,645	Riverside, California, Electric Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/48	4/29 at 100.00	AA-	7,096,329
16,520	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A, 5.000%, 12/01/45	12/30 at 100.00	AA	21,674,736
2,785	Sacremento Municipal Utility District, California, Electric Revenue Bonds, Series 2020H, 5.000%, 8/15/50	8/30 at 100.00	AA	3,618,049
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
7,330	5.000%, 8/01/32	8/26 at 100.00	Aa3	8,878,316
12,735	5.000%, 8/01/39	8/26 at 100.00	Aa3	15,225,457
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, WSIP Green Series 2020A:
6,640	5.000%, 11/01/45	11/30 at 100.00	Aa2	8,695,678
5,020	5.000%, 11/01/50	11/30 at 100.00	Aa2	6,537,044
2,555	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A, 5.000%, 6/01/50	6/30 at 100.00	Aa1	3,269,352
	Upper Santa Clara Valley Joint Powers Authority, California, Revenue Bonds, Series 2020A:
3,000	4.000%, 8/01/45	8/25 at 100.00	AA	3,368,280
6,985	4.000%, 8/01/50	8/25 at 100.00	AA	7,820,406
	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2020A:
2,900	5.000%, 10/01/39	10/30 at 100.00	AAA	3,853,201
2,500	5.000%, 10/01/40	10/30 at 100.00	AAA	3,314,700
525,525	Total Utilities			646,763,450
$2,107,289	Total Long-Term Investments (cost $2,207,537,642)			2,398,476,420

Principal Amount (000)	Description	Optional Call Provisions	Ratings	Value
	SHORT-TERM INVESTMENTS – 1.5%
	MUNICIPAL BONDS – 1.5%
	Tax Obligation/Limited – 1.5%
$36,970	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Variable Rate Demand Series 2008C, 0.020%, 4/01/38 (Mandatory Put 6/04/21)	5/21 at 100.00	A-1+	$36,970,000
$36,970	Total Short-Term Investments (cost $36,970,000)			36,970,000
	Total Investments (cost $2,244,507,642) – 97.7%			2,435,446,420
	Other Assets Less Liabilities – 2.3%			56,129,990
	Net Assets – 100%			$2,491,576,410
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,398,476,420	$ —	$2,398,476,420
Short-Term Investments:
Municipal Bonds	—	36,970,000	—	36,970,000
Total	$ —	$2,435,446,420	$ —	$2,435,446,420

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9%
	MUNICIPAL BONDS – 100.9%
	Consumer Staples – 0.5%
$1,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$1,576,275
	Education and Civic Organizations – 11.4%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,046,120
500	5.000%, 7/01/32	7/22 at 100.00	A+	522,890
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380	4.000%, 7/01/39	7/30 at 100.00	Aa2	458,576
1,100	4.000%, 7/01/42	7/30 at 100.00	Aa2	1,319,802
1,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	2,221,077
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2020T, 4.000%, 7/01/55	7/30 at 100.00	A-	1,730,880
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	Aa3	1,115,468
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,769,629
1,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M, 5.000%, 7/01/35	7/26 at 100.00	A-	2,058,962
4,410	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	5,262,938
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2020K, 4.000%, 7/01/45	7/30 at 100.00	A	1,275,681
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Taft School Issue, Series 2021L:
790	3.000%, 7/01/41	7/31 at 100.00	Aa3	857,363
2,210	3.000%, 7/01/46	7/31 at 100.00	Aa3	2,373,938
3,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2020R, 4.000%, 6/01/45	6/30 at 100.00	A+	3,837,768

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
$2,000	5.000%, 7/01/37	7/28 at 100.00	BBB-	$2,341,640
250	5.000%, 7/01/38	7/28 at 100.00	BBB-	292,315
28,320	Total Education and Civic Organizations			32,485,047
	Health Care – 15.5%
4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A+	5,326,110
695	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	811,440
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700	4.000%, 7/01/38	1/30 at 100.00	A+	3,115,206
1,685	4.000%, 7/01/40	1/30 at 100.00	A+	1,935,981
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A+	562,755
1,995	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,261,991
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
2,235	4.000%, 7/01/36	7/29 at 100.00	A-	2,564,104
2,885	4.000%, 7/01/41	7/29 at 100.00	A-	3,272,311
6,020	4.000%, 7/01/49	7/29 at 100.00	A-	6,742,400
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	BBB+	4,149,240
1,815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	1,974,266
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/29	No Opt. Call	BBB+	241,484
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA-	2,816,733
1,435	5.000%, 12/01/45	6/26 at 100.00	AA-	1,714,251
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,737,464
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,872,674
830	5.000%, 7/01/34	7/24 at 100.00	AA-	945,611
38,865	Total Health Care			44,044,021
	Housing/Multifamily – 0.8%
2,230	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	2,399,569

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 1.1%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Green Series 2021B-3:
$1,440	2.150%, 11/15/41	11/30 at 100.00	AAA	$1,442,146
1,560	2.300%, 11/15/46	11/30 at 100.00	AAA	1,562,449
230	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	228,567
3,230	Total Housing/Single Family			3,233,162
	Long-Term Care – 1.6%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc, Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,187,648
1,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	1,333,512
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000	5.000%, 10/01/39, 144A	10/24 at 104.00	BB	1,071,780
200	5.000%, 10/01/54, 144A	10/24 at 104.00	BB	211,026
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A	1/26 at 102.00	BB+	725,491
4,150	Total Long-Term Care			4,529,457
	Tax Obligation/General – 25.8%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	671,970
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,118,550
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,189,935
2,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,346,980
2,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28	11/26 at 100.00	Aa3	2,949,188
	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series 2021-27:
1,000	2.400%, 6/15/41	6/31 at 100.00	Aa3	1,005,570
1,000	2.550%, 6/15/46	6/31 at 100.00	Aa3	1,006,550
1,000	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series 2021-28, 2.375%, 6/15/40	6/31 at 100.00	Aa3	1,004,650
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	Aa3	1,020,220
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	Aa3	2,690,328
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	Aa3	3,438,900
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	Aa3	2,801,885

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Connecticut State, General Obligation Bonds, Series 2017A:
$1,000	5.000%, 4/15/34	4/27 at 100.00	Aa3	$1,220,540
3,270	5.000%, 4/15/35	4/27 at 100.00	Aa3	3,986,097
1,510	Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37	4/28 at 100.00	Aa3	1,874,016
1,325	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/38	6/28 at 100.00	Aa3	1,647,982
	Connecticut State, General Obligation Bonds, Series 2019A:
1,150	5.000%, 4/15/36	4/29 at 100.00	Aa3	1,465,514
1,450	4.000%, 4/15/37 (UB) (4)	4/29 at 100.00	Aa3	1,717,192
650	5.000%, 4/15/39 (UB) (4)	4/29 at 100.00	Aa3	820,801
	Connecticut State, General Obligation Bonds, Series 2020A:
2,000	4.000%, 1/15/37	1/30 at 100.00	Aa3	2,410,440
2,250	5.000%, 1/15/40	1/30 at 100.00	Aa3	2,888,145
750	Connecticut State, General Obligation Bonds, Series 2020C, 5.000%, 6/01/40	6/30 at 100.00	Aa3	970,800
2,000	Connecticut State, General Obligation Bonds, Series 2021A, 3.000%, 1/15/40	1/31 at 100.00	Aa3	2,190,260
1,485	Connecticut State, General Obligation Bonds, Social Series 2021B, 5.000%, 6/01/41 (WI/DD, Settling 6/04/21)	6/31 at 100.00	Aa3	1,954,988
	East Haddam, Connecticut, General Obligation Bonds, Series 2020A:
300	3.000%, 12/01/37	12/28 at 100.00	AA+	331,155
250	3.000%, 12/01/40	12/28 at 100.00	AA+	273,365
	East Lyme, Connecticut, General Obligation Bonds, Series 2020:
880	3.000%, 7/15/38	7/28 at 100.00	AA	947,285
500	3.000%, 7/15/39	7/28 at 100.00	AA	537,120
325	3.000%, 7/15/40	7/28 at 100.00	AA	348,572
500	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	563,920
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Refunding Series 2019C:
925	4.000%, 7/15/38	7/29 at 100.00	AA	1,102,026
1,000	4.000%, 7/15/40	7/29 at 100.00	AA	1,186,600
1,035	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 7/15/35	7/28 at 100.00	AA	1,292,974
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2019A:
1,000	4.000%, 7/15/38	7/29 at 100.00	AA	1,191,380
1,075	4.000%, 7/15/39	7/29 at 100.00	AA	1,277,831
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 – AGM Insured	8/26 at 100.00	AA	1,184,490

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
$810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	$910,294
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	785,043
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	951,286
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	948,472
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	924,513
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,880,253
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	578,745
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	556,086
1,035	Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%, 8/01/39	8/29 at 100.00	Aa2	1,230,325
2,370	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	AA	2,690,922
	Stratford, Connecticut, General Obligation Bonds, Series 2020A:
365	4.000%, 7/01/38 – BAM Insured	7/30 at 100.00	AA	435,449
330	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	391,958
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	650,577
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	568,308
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	895,716
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	649,333
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	648,590
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,103,800
750	West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%, 3/15/40 – BAM Insured	3/30 at 100.00	AA	851,123
62,865	Total Tax Obligation/General			73,279,012
	Tax Obligation/Limited – 19.1%
	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2021B:
750	5.000%, 11/15/27 (AMT) (WI/DD, Settling 6/23/21)	No Opt. Call	Aa3	926,182
545	5.000%, 11/15/28 (AMT) (WI/DD, Settling 6/23/21)	No Opt. Call	Aa3	684,313
560	5.000%, 11/15/29 (AMT) (WI/DD, Settling 6/23/21)	No Opt. Call	Aa3	714,017
500	5.000%, 11/15/30 (AMT) (WI/DD, Settling 6/23/21)	No Opt. Call	Aa3	645,790
2,000	Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds, CHESLA Loan Program, Series 2020B, 3.250%, 11/15/36 (AMT)	11/29 at 100.00	Aa3	2,068,680
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA-	2,748,000
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA-	1,626,884

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
$1,000	5.000%, 9/01/32	9/26 at 100.00	AA-	$1,202,610
3,500	5.000%, 9/01/33	9/26 at 100.00	AA-	4,199,230
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
2,000	5.000%, 1/01/37	1/28 at 100.00	AA-	2,465,800
2,000	5.000%, 1/01/38	1/28 at 100.00	AA-	2,460,820
100	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39	5/30 at 100.00	AA-	119,723
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A:
5,000	4.000%, 5/01/40	5/31 at 100.00	AA-	6,055,600
1,445	5.000%, 5/01/41	5/31 at 100.00	AA-	1,896,375
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	BB	2,469,408
600	5.125%, 1/01/42	1/22 at 100.00	BB	616,920
500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	525,865
2,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	3,147,421
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,950	4.550%, 7/01/40	7/28 at 100.00	N/R	3,314,915
1,860	0.000%, 7/01/46	7/28 at 41.38	N/R	605,560
1,300	4.750%, 7/01/53	7/28 at 100.00	N/R	1,461,408
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	Aa3	2,731,800
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	Aa3	827,705
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	2/25 at 100.00	Aa3	1,832,395
3,000	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	Aa3	3,632,430
	University of Connecticut, General Obligation Bonds, Series 2019A:
1,000	5.000%, 11/01/36	11/28 at 100.00	Aa3	1,253,520
1,000	4.000%, 11/01/38	11/28 at 100.00	Aa3	1,166,500
2,210	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/38	2/30 at 100.00	Aa3	2,833,574
47,660	Total Tax Obligation/Limited			54,233,445
	Transportation – 3.3%
	Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A:
1,500	4.000%, 7/01/49 (AMT)	7/29 at 100.00	BBB	1,702,440
6,250	5.000%, 7/01/49 (AMT)	7/29 at 100.00	BBB	7,663,438
7,750	Total Transportation			9,365,878

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 9.2% (5)
$1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A2	$1,189,657
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	496,945
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	501,965
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	1,004,030
2,500	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	2,511,100
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	2,007,860
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,035,253
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+	575,710
1,000	5.000%, 8/15/32 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+	1,151,420
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa2	2,602,300
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,161,086
1,055	5.000%, 8/01/44 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,212,817
4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	4,163,412
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	528,550
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 (Pre-refunded 8/01/22) – FGIC Insured	8/22 at 100.00	AA-	2,114,200
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34 (Pre-refunded 12/15/22)	12/22 at 100.00	AA-	644,724
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	3,171,300
24,925	Total U.S. Guaranteed			26,072,329
	Utilities – 12.6%
415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	443,149
3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,247,982

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Connecticut, State Revolving Fund General Revenue Bonds, Green Series 2019A:
$1,700	4.000%, 2/01/38	2/29 at 100.00	AAA	$2,035,971
2,000	5.000%, 2/01/39	2/29 at 100.00	AAA	2,548,660
60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	6/21 at 100.00	AA+	60,213
2,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,370,419
295	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	360,263
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,115,490
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A:
2,250	5.000%, 11/01/35	11/24 at 100.00	Aa2	2,559,825
4,885	5.000%, 11/01/42	11/24 at 100.00	Aa2	5,508,375
1,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2020A, 5.000%, 10/01/45	10/30 at 100.00	Aa2	1,933,515
2,010	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	2,440,361
3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41	8/28 at 100.00	AA-	3,712,470
2,915	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44	8/29 at 100.00	AA-	3,644,246
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	551,640
750	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA+	880,530
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2020A:
300	3.000%, 11/15/32	11/30 at 100.00	AA+	340,941
395	3.000%, 11/15/33	11/30 at 100.00	AA+	447,345
1,300	4.000%, 11/15/45	11/30 at 100.00	AA+	1,564,160
30,485	Total Utilities			35,765,555
$251,980	Total Long-Term Investments (cost $269,398,971)			286,983,750
	Floating Rate Obligations – (0.6)%			(1,570,000)
	Other Assets Less Liabilities – (0.3)%			(1,024,599)
	Net Assets – 100%			$284,389,151

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$286,983,750	$ —	$286,983,750

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.6%
	MUNICIPAL BONDS – 95.6%
	Education and Civic Organizations – 20.1%
$1,315	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/39	6/26 at 100.00	N/R	$1,461,741
	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016:
1,260	5.000%, 10/01/39	10/26 at 100.00	A	1,494,625
5,165	5.000%, 10/01/46	10/26 at 100.00	A	6,111,021
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,275,490
	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T:
2,350	5.000%, 7/01/39	7/27 at 100.00	AA-	2,870,595
1,020	5.000%, 7/01/42	7/27 at 100.00	AA-	1,243,003
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	AA-	5,483,050
	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R:
1,195	5.000%, 10/01/37	10/28 at 100.00	A+	1,482,111
840	5.000%, 10/01/38	10/28 at 100.00	A+	1,039,693
1,000	5.000%, 10/01/39	10/28 at 100.00	A+	1,235,390
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,357,270
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42	1/27 at 100.00	BBB+	1,788,308
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB+	1,744,815
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
1,600	5.000%, 1/01/37	1/28 at 100.00	BBB+	1,938,912
6,020	5.000%, 1/01/40	1/28 at 100.00	BBB+	7,251,150
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018, 5.000%, 1/01/43	1/28 at 100.00	BBB+	2,393,020
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,900,825
1,665	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2020A, 5.000%, 10/15/30	No Opt. Call	AAA	2,272,891
2,055	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	2,433,634

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
$550	3.500%, 7/01/35	7/25 at 100.00	AA	$595,903
235	5.000%, 7/01/37	7/25 at 100.00	AA	273,564
700	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/37	7/26 at 100.00	BBB-	825,041
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A1	1,260,484
1,850	5.000%, 3/01/44	3/24 at 100.00	A1	2,071,704
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2020A, 5.000%, 10/01/35	10/30 at 100.00	A1	1,318,140
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,709,263
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	1,091,920
1,680	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2020M, 5.000%, 10/01/39	10/30 at 100.00	BBB+	2,158,834
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,932,798
2,415	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	2,759,427
610	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa2	764,763
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	Baa2	5,830,100
	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Series 2021:
570	4.000%, 7/01/46	7/31 at 100.00	Baa2	673,808
1,470	4.000%, 7/01/51	7/31 at 100.00	Baa2	1,730,293
1,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017, 5.000%, 4/01/36	10/27 at 100.00	AA-	1,849,905
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	AA-	1,019,016
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/37	1/28 at 100.00	Baa1	1,207,660
	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Refunding Series 2021T:
345	5.000%, 7/01/34	7/31 at 100.00	AA+	466,585
440	5.000%, 7/01/35	7/31 at 100.00	AA+	593,406
360	5.000%, 7/01/36	7/31 at 100.00	AA+	484,416

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
$1,000	5.000%, 6/01/37	6/28 at 100.00	AA-	$1,234,460
1,000	5.000%, 6/01/38	6/28 at 100.00	AA-	1,232,070
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A	2,533,248
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000	5.000%, 9/01/42	9/27 at 100.00	A	6,030,250
5,000	5.000%, 9/01/45	9/27 at 100.00	A	6,031,650
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019:
745	5.000%, 9/01/33	9/29 at 100.00	A	952,311
3,500	5.000%, 9/01/49	9/29 at 100.00	A	4,338,845
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017:
700	5.000%, 7/01/35	7/27 at 100.00	Baa2	843,731
500	5.000%, 7/01/36	7/27 at 100.00	Baa2	601,460
2,345	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36	7/26 at 100.00	AA-	2,832,127
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	3,273,396
910	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	949,749
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
1,480	5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,682,730
1,150	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,375,124
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
850	5.000%, 7/01/29 (AMT)	No Opt. Call	AA	1,066,130
1,000	5.000%, 7/01/30 (AMT)	No Opt. Call	AA	1,268,350
165	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	6/21 at 100.00	AA	167,026
420	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	421,495
1,655	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,881,702
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (AMT)	1/25 at 100.00	AA	1,126,310
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,964,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1:
$4,000	5.000%, 11/01/37	11/29 at 100.00	Aa2	$5,192,200
1,545	5.000%, 11/01/39	11/29 at 100.00	Aa2	1,996,681
2,870	5.000%, 11/01/45	11/29 at 100.00	Aa2	3,656,810
	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2019-1:
1,000	5.000%, 5/01/38	5/29 at 100.00	Aa2	1,279,820
2,000	5.000%, 5/01/39	5/29 at 100.00	Aa2	2,553,880
	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2021-1:
1,400	5.000%, 11/01/29	No Opt. Call	Aa2	1,859,326
3,000	5.000%, 11/01/30	No Opt. Call	Aa2	4,054,440
122,000	Total Education and Civic Organizations			146,794,420
	Health Care – 19.2%
5,915	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	6,697,495
2,160	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	2,511,346
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	7,430,220
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,579,808
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	AA-	3,051,668
500	5.000%, 10/01/30	10/21 at 100.00	AA-	507,240
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250	5.000%, 7/01/36	7/29 at 100.00	A	1,578,938
2,650	5.000%, 7/01/37	7/29 at 100.00	A	3,338,311
1,400	5.000%, 7/01/38	7/29 at 100.00	A	1,759,772
275	5.000%, 7/01/39	7/29 at 100.00	A	344,897
250	5.000%, 7/01/41	7/29 at 100.00	A	311,635
3,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,455,371
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
2,000	5.000%, 7/01/32	7/26 at 100.00	BBB	2,352,580
1,625	5.000%, 7/01/36	7/26 at 100.00	BBB	1,899,072

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I:
$3,800	5.000%, 7/01/21	No Opt. Call	A	$3,814,668
1,675	5.000%, 7/01/30	7/26 at 100.00	A	2,009,246
1,500	5.000%, 7/01/37	7/26 at 100.00	A	1,788,660
1,935	5.000%, 7/01/38	7/26 at 100.00	A	2,305,049
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,049,526
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,163,520
500	5.000%, 7/01/33	7/25 at 100.00	A	581,105
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
5,000	5.000%, 7/01/43	7/28 at 100.00	A	6,084,500
4,100	5.000%, 7/01/48	7/28 at 100.00	A	4,949,684
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925	5.000%, 12/01/41	12/26 at 100.00	A1	2,286,630
6,100	5.000%, 12/01/46	12/26 at 100.00	A1	7,239,541
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
2,645	5.000%, 8/15/35	8/25 at 100.00	A	3,077,934
5,325	5.000%, 8/15/45	8/25 at 100.00	A	6,172,793
	Massachusetts Development Finance Agency, Revenue Bonds, Mass General Brigham, Series 2020A-2:
3,000	5.000%, 7/01/37	1/30 at 100.00	AA-	3,866,010
2,145	5.000%, 7/01/39	1/30 at 100.00	AA-	2,749,332
3,535	4.000%, 7/01/40	1/30 at 100.00	AA-	4,183,354
1,490	4.000%, 7/01/41	1/30 at 100.00	AA-	1,758,766
1,545	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,658,496
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
100	5.000%, 7/15/30, 144A	No Opt. Call	BB+	122,853
100	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	120,302
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA-	1,410,213
2,250	5.000%, 7/01/41	7/26 at 100.00	AA-	2,704,770
6,710	5.000%, 7/01/47	7/26 at 100.00	AA-	8,032,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$6,330	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41	1/28 at 100.00	AA-	$7,314,252
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	1,070,450
365	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46	7/31 at 100.00	A-	430,379
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,133,450
890	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	1,067,902
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	434,996
6,855	5.000%, 7/01/44	7/27 at 100.00	A-	8,301,268
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	660,872
500	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	606,520
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
3,400	4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	3,990,104
3,355	3.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	3,563,983
120,115	Total Health Care			140,522,156
	Housing/Multifamily – 1.2%
2,240	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	2,385,824
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1, 3.000%, 12/01/45	12/28 at 100.00	AA	2,114,560
1,800	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020C-1, 2.450%, 12/01/45	12/29 at 100.00	AA	1,811,286
	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020D-1:
1,500	2.200%, 12/01/40	6/30 at 100.00	AA	1,503,840
1,000	2.375%, 12/01/45	6/30 at 100.00	AA	999,430
8,540	Total Housing/Multifamily			8,814,940
	Housing/Single Family – 0.2%
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.300%, 6/01/44 (WI/DD, Settling 6/10/21)	6/30 at 100.00	AA+	1,492,350

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 0.7%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
$1,910	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	$2,058,121
275	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	300,949
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	639,570
525	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 5.000%, 12/01/42	12/25 at 103.00	A-	605,446
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB	257,390
790	5.750%, 1/01/28	1/23 at 100.00	BBB	851,067
400	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/39	10/24 at 104.00	BBB+	454,284
4,700	Total Long-Term Care			5,166,827
	Tax Obligation/General – 13.7%
4,000	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2019, 4.000%, 2/15/44	2/27 at 100.00	AA	4,596,400
5,725	Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AAA	7,299,547
1,375	Bridgewater and Raynham Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, School Project Loan Chapter 70B Series 2021, 4.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	1,655,954
	Central Berkshire Regional School District, Dalton, Massachusetts, General Obligation Bonds, State Qualified Series 2019:
1,400	3.000%, 6/01/38	6/28 at 100.00	AA	1,520,120
1,440	3.000%, 6/01/39	6/28 at 100.00	AA	1,560,240
1,490	3.000%, 6/01/40	6/28 at 100.00	AA	1,609,975
	Fall River, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2021:
1,655	4.000%, 12/01/32	12/29 at 100.00	Aa2	2,028,037
1,610	4.000%, 12/01/33	12/29 at 100.00	Aa2	1,961,044
2,000	Higham, Massachusetts, General Obligation Bonds, Water Series 2020, 3.000%, 2/15/38	8/28 at 100.00	AAA	2,226,440
1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	6/21 at 100.00	AA	1,755,950
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	3,523,050
1,190	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	1,335,513
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	Aa1	3,705,540
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	6,267,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A:
$3,750	5.000%, 1/01/42	1/28 at 100.00	Aa1	$4,665,975
2,490	5.000%, 1/01/45	1/28 at 100.00	Aa1	3,090,937
950	5.000%, 1/01/46	1/28 at 100.00	Aa1	1,179,159
11,110	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	14,280,683
10,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019C, 5.000%, 5/01/42	5/29 at 100.00	Aa1	12,748,900
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47	3/30 at 100.00	Aa1	5,363,850
5,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	7,073,440
2,035	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E, 5.000%, 11/01/50	11/30 at 100.00	Aa1	2,631,397
2,500	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 4.000%, 11/01/40	11/30 at 100.00	Aa1	3,042,950
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,044,250
2,010	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/43	9/27 at 100.00	Aa2	2,132,731
1,345	Waltham, Massachusetts, General Obligation Bonds, School Series 2020, 3.000%, 10/15/33	10/29 at 100.00	AA+	1,527,099
82,325	Total Tax Obligation/General			99,826,581
	Tax Obligation/Limited – 21.2%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355	5.000%, 11/15/27	11/25 at 100.00	BB	1,574,686
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,133,180
2,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,575,641
870	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	893,899
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,160	5.000%, 12/01/31	12/26 at 100.00	BB	1,359,381
2,000	5.000%, 12/01/46	12/26 at 100.00	BB	2,290,480
1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,148,178
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/36	5/27 at 100.00	AA	609,125
6,345	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	6,663,773
1,920	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2007A-1, 5.250%, 7/01/30	No Opt. Call	AA	2,621,549
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	2,933,650

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1:
$2,000	5.000%, 7/01/32	7/30 at 100.00	AA	$2,661,380
10,000	5.000%, 7/01/45	7/28 at 100.00	AA	12,578,000
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1:
2,500	4.000%, 7/01/40	7/31 at 100.00	AA	3,078,950
2,640	4.000%, 7/01/51	7/31 at 100.00	AA	3,182,150
5,570	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41	7/27 at 100.00	AA	6,907,580
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
1,010	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	AA	1,058,430
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,236,116
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	Aa2	1,487,151
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,950,151
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Social Series 2020A:
13,470	5.000%, 8/15/45	8/30 at 100.00	AAA	17,449,173
3,020	5.000%, 8/15/50	8/30 at 100.00	AAA	3,890,364
7,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	8,847,650
9,960	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	12,552,588
6,575	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Refunding Series 2005, 5.500%, 1/01/27 – NPFG Insured	No Opt. Call	A1	8,224,667
2,800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AA+	3,375,596
1,270	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AA+	1,570,774
4,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%, 6/01/43	6/28 at 100.00	AA+	5,109,080
7,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	AA+	8,889,020
3,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	4,096,610
4,805	Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series 2017A, 5.000%, 6/01/43	12/27 at 100.00	AA+	6,014,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$3,177	4.550%, 7/01/40	7/28 at 100.00	N/R	$3,569,995
4,510	0.000%, 7/01/46	7/28 at 41.38	N/R	1,468,321
4,300	4.750%, 7/01/53	7/28 at 100.00	N/R	4,833,888
2,208	5.000%, 7/01/58	7/28 at 100.00	N/R	2,518,886
1,155	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,281,496
2,800	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	Baa1	3,373,300
130,520	Total Tax Obligation/Limited			155,009,709
	Transportation – 7.1%
7,965	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Subordinated Series 2019C, 5.000%, 1/01/33	1/29 at 100.00	AA+	10,208,103
1,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37	1/29 at 100.00	A+	1,564,800
1,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa2	1,796,835
1,250	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A, 5.000%, 7/01/39	7/31 at 100.00	Aa2	1,662,025
1,200	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B, 5.000%, 7/01/40 (AMT)	7/31 at 100.00	Aa2	1,561,008
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Aa2	2,023,077
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425	5.000%, 7/01/40	7/25 at 100.00	Aa2	1,672,679
2,000	5.000%, 7/01/45	7/25 at 100.00	Aa2	2,346,920
5,960	Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	Aa2	7,499,707
10,000	Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	Aa2	12,311,900
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%, 7/01/46 (AMT)	7/31 at 100.00	Aa2	2,564,980
4,500	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A1	5,532,795
840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A1	843,301
41,670	Total Transportation			51,588,130
	U.S. Guaranteed – 4.0% (4)
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	1,116,123
1,890	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2	2,152,256
1,015	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured (ETM)	No Opt. Call	AA	1,063,700

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	$1,196,559
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A	2,624,053
799	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	893,570
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA-	2,752,875
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,003,970
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	296,100
2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	2,895,777
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+	501,995
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A:
1,650	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	N/R	1,807,344
1,475	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AAA	1,615,656
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,680,096
7,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2013-1, 5.000%, 11/01/39 (Pre-refunded 11/01/22)	11/22 at 100.00	Aa2	8,020,200
27,554	Total U.S. Guaranteed			29,620,274
	Utilities – 8.2%
4,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A, 4.000%, 11/01/40	5/26 at 100.00	AAA	4,583,160
2,805	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	3,259,326
670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	756,973
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,025,215
1,750	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23 Series 2021B, 5.000%, 2/01/41	2/31 at 100.00	AAA	2,322,320
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	6/21 at 100.00	AAA	60,213
1,820	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,203,128
2,695	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2007B, 5.250%, 8/01/33 – AGM Insured	No Opt. Call	AA+	3,934,457

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	$1,210,510
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B:
1,000	5.000%, 8/01/39	8/27 at 100.00	AA+	1,242,450
1,870	5.000%, 8/01/42	8/27 at 100.00	AA+	2,322,802
8,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	10,190,160
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2020B:
2,000	5.000%, 8/01/37	8/30 at 100.00	AA+	2,641,780
4,200	5.000%, 8/01/45	8/30 at 100.00	AA+	5,440,260
4,945	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	6,003,774
5,200	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	5,503,472
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	6/21 at 100.00	Baa2	2,940,368
1,010	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/33	4/27 at 100.00	AA	1,245,704
625	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/39	4/29 at 100.00	AA	741,387
49,250	Total Utilities			59,627,459
$588,174	Total Long-Term Investments (cost $653,968,135)			698,462,846
	Other Assets Less Liabilities – 4.4%			32,372,950
	Net Assets – 100%			$730,835,796
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$698,462,846	$ —	$698,462,846

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.3%
	MUNICIPAL BONDS – 102.3%
	Consumer Discretionary – 0.2%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$935	5.000%, 1/01/32 (4)	6/21 at 100.00	Caa3	$658,969
240	5.125%, 1/01/37 (4)	6/21 at 100.00	Caa3	159,149
1,175	Total Consumer Discretionary			818,118
	Consumer Staples – 2.8%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,335	4.000%, 6/01/37	6/28 at 100.00	A-	5,036,576
325	5.000%, 6/01/46	6/28 at 100.00	BBB+	388,369
3,660	5.250%, 6/01/46	6/28 at 100.00	BBB+	4,459,783
2,415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,839,316
10,735	Total Consumer Staples			12,724,044
	Education and Civic Organizations – 15.8%
	Atlantic County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II, Series 2021A:
1,000	4.000%, 7/01/47 – AGM Insured	7/31 at 100.00	AA	1,183,790
1,500	4.000%, 7/01/53 – AGM Insured	7/31 at 100.00	AA	1,764,120
2,250	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A, 4.000%, 8/01/60 – BAM Insured	8/31 at 100.00	AA	2,640,285
225	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	261,342
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
2,780	4.000%, 7/15/37	7/27 at 100.00	BBB-	3,037,206
100	5.000%, 7/15/47	7/27 at 100.00	BBB-	115,142
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	107,704
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,000,152
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
170	5.000%, 6/01/32	12/27 at 100.00	A	200,588
285	3.000%, 6/01/32	12/27 at 100.00	A	292,980

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,060	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	A	$1,129,229
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,982,718
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,000	5.000%, 7/01/31	7/25 at 100.00	A+	2,332,640
1,055	3.750%, 7/01/33	7/25 at 100.00	A+	1,157,092
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Refunding Series 2021C, 5.000%, 3/01/30	No Opt. Call	AAA	1,343,830
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	548,699
100	5.000%, 7/01/42	7/22 at 100.00	A	104,515
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BB+	250,420
230	5.000%, 7/01/37	7/21 at 100.00	BB+	230,336
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
360	3.750%, 7/01/37	7/27 at 100.00	BB+	351,900
1,370	4.000%, 7/01/42	7/27 at 100.00	BB+	1,362,232
2,445	5.000%, 7/01/47	7/27 at 100.00	BB+	2,582,482
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	BBB+	1,388,170
710	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	BBB+	758,777
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
1,870	3.000%, 7/01/41	7/26 at 100.00	BBB+	1,939,788
2,430	3.000%, 7/01/46	7/26 at 100.00	BBB+	2,504,455
1,085	4.000%, 7/01/46	7/26 at 100.00	BBB+	1,181,305
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2020C, 3.250%, 7/01/49 – AGM Insured	7/30 at 100.00	AA	1,067,290
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A:
4,000	5.000%, 7/01/45	7/30 at 100.00	BBB+	4,976,040
500	4.000%, 7/01/50	7/30 at 100.00	BBB+	573,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
$1,000	5.000%, 7/01/42	7/27 at 100.00	BBB+	$1,180,090
1,310	5.000%, 7/01/47	7/27 at 100.00	BBB+	1,529,058
500	4.000%, 7/01/47	7/27 at 100.00	BBB+	551,860
1,375	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B, 5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	1,659,020
1,145	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29	6/28 at 100.00	Aa1	1,197,361
835	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40 (AMT)	12/29 at 100.00	AA	847,917
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A:
3,000	3.750%, 12/01/31 (AMT)	6/28 at 100.00	Aaa	3,229,230
685	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	741,245
770	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51 (AMT)	12/29 at 100.00	BBB	777,931
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,940	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	2,021,887
440	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	465,608
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
1,580	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	1,702,466
190	4.000%, 12/01/40 (AMT)	12/26 at 100.00	Aaa	204,871
1,470	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	1,590,422
735	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT)	12/28 at 100.00	Aa1	809,551
525	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	550,279
500	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	531,885
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
625	3.625%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	646,925
1,010	4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	1,045,714
495	4.000%, 12/01/31 (AMT)	12/22 at 100.00	Aaa	510,637
520	4.125%, 12/01/35 (AMT)	12/22 at 100.00	Aaa	536,260

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
$695	4.250%, 12/01/32 (AMT)	12/23 at 100.00	Aaa	$734,796
695	4.500%, 12/01/36 (AMT)	12/23 at 100.00	Aaa	734,281
1,620	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	1,726,029
1,815	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	1,963,159
1,445	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	1,487,209
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,475,710
64,215	Total Education and Civic Organizations			70,820,103
	Financials – 0.1%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
155	5.750%, 10/01/21	No Opt. Call	Ba2	156,184
500	6.500%, 4/01/28	No Opt. Call	Ba2	549,995
655	Total Financials			706,179
	Health Care – 12.8%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	2/24 at 100.00	BBB+	1,921,928
800	5.000%, 2/15/28	2/24 at 100.00	BBB+	886,112
2,000	5.000%, 2/15/33	2/24 at 100.00	BBB+	2,193,020
800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	852,152
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	6/21 at 100.00	AA-	195,642
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
815	6.000%, 7/01/26	7/21 at 100.00	BB+	817,608
700	6.250%, 7/01/35	7/21 at 100.00	BB+	702,289
1,545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	6/21 at 100.00	BB+	1,549,558
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	420,588
560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	624,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,005	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	$2,277,660
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
3,160	5.000%, 7/01/28	7/27 at 100.00	AA-	3,937,550
2,040	5.000%, 7/01/57	7/27 at 100.00	AA-	2,435,638
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	1,045,940
4,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	4,920,852
4,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA-	5,891,829
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	612,972
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
460	5.000%, 7/01/32	7/26 at 100.00	AA	559,208
575	5.000%, 7/01/33	7/26 at 100.00	AA	698,044
600	5.000%, 7/01/34	7/26 at 100.00	AA	727,392
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	AA-	2,275,280
630	5.000%, 7/01/43	7/24 at 100.00	AA-	716,089
2,780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	3,324,213
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710	3.000%, 7/01/32	7/26 at 100.00	BBB-	2,872,112
235	4.000%, 7/01/34	7/26 at 100.00	BBB-	263,080
3,085	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,599,917
1,685	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,859,701
470	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	496,729
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,640,595
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,440,978
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
1,670	4.000%, 7/01/44	7/29 at 100.00	A+	1,943,563
3,275	3.000%, 7/01/49	7/29 at 100.00	A+	3,492,984
50,540	Total Health Care			57,195,438

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 5.9%
$600	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	B	$640,716
2,440	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB-	2,594,208
2,120	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22	No Opt. Call	Aaa	2,154,683
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	1,828,162
1,015	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,048,444
1,010	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,042,199
1,560	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	1,644,630
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,206,778
2,105	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	2,225,953
875	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, 3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	955,946
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A:
1,915	3.600%, 11/01/33	11/27 at 100.00	AA-	2,118,009
1,865	3.875%, 11/01/38	11/27 at 100.00	AA-	2,073,488
1,045	3.950%, 11/01/43	11/27 at 100.00	AA-	1,156,355
650	4.000%, 11/01/48	11/27 at 100.00	AA-	717,243
500	4.100%, 11/01/53	11/27 at 100.00	AA-	552,740
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A:
1,750	2.900%, 11/01/39	11/28 at 100.00	AA-	1,859,550
515	3.000%, 11/01/44	11/28 at 100.00	AA-	543,315
870	3.050%, 11/01/49	11/28 at 100.00	AA-	915,745
465	3.150%, 5/01/53	11/28 at 100.00	AA-	491,300
600	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A, 2.450%, 11/01/45	11/29 at 100.00	AA-	606,066
24,805	Total Housing/Multifamily			26,375,530
	Housing/Single Family – 3.0%
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
1,980	3.600%, 4/01/33	10/27 at 100.00	AA	2,167,941
1,295	3.750%, 10/01/35	10/27 at 100.00	AA	1,430,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$2,455	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	$2,682,186
2,860	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49	4/28 at 100.00	AA	3,109,821
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E:
1,835	2.250%, 10/01/40	4/29 at 100.00	AA	1,867,700
1,900	3.500%, 4/01/51	4/29 at 102.44	AA	2,113,845
12,325	Total Housing/Single Family			13,372,377
	Long-Term Care – 1.2%
530	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	544,135
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,263,925
	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
315	3.750%, 7/01/24	No Opt. Call	BBB-	323,946
405	5.000%, 7/01/29	7/24 at 100.00	BBB-	436,452
2,170	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	2,198,015
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	486,070
5,125	Total Long-Term Care			5,252,543
	Tax Obligation/General – 12.5%
735	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37	12/27 at 100.00	AA	808,544
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	885,247
15	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	15,454
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	1,041,250
1,500	2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,581,165
180	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	193,576
1,380	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018, 3.375%, 3/01/34 – BAM Insured	3/28 at 100.00	AA	1,526,418
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
125	3.250%, 8/01/34	8/25 at 100.00	AA	135,816
340	5.000%, 8/01/42	8/25 at 100.00	AA	394,910

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
$6,490	5.000%, 5/01/46 (UB) (5)	5/26 at 100.00	AA	$7,678,254
1,000	5.250%, 5/01/51	5/26 at 100.00	AA	1,194,470
4,000	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland Notes Series 2020A, 2.000%, 6/10/21	No Opt. Call	N/R	4,001,920
3,060	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020A, 2.000%, 7/12/21	No Opt. Call	N/R	3,066,640
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AAA	352,575
220	5.000%, 1/01/37	1/24 at 100.00	AAA	245,247
610	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	643,733
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
1,885	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	2,274,422
1,325	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	1,584,475
1,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	1,137,310
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
2,000	3.000%, 6/01/32	No Opt. Call	A3	2,294,380
1,795	4.000%, 6/01/32	No Opt. Call	A3	2,285,933
500	Newark, New Jersey, General Obligation Notes, Series 2020, 3.500%, 7/27/21	No Opt. Call	N/R	502,480
1,500	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	1,569,810
2,625	Passaic County, New Jersey, General Obligation Bonds, General Improvement Series 2019A, 1.000%, 12/01/34	12/27 at 100.00	Aa1	2,323,230
1,145	Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer Utility Series 2019, 2.000%, 10/01/31	10/26 at 100.00	AA-	1,171,003
1,040	Somerset County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	1,050,826
625	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/15/24	No Opt. Call	AA-	684,575
3,835	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	3,930,530
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,522,973
2,900	Union County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 6/18/21	No Opt. Call	N/R	2,905,365
4,000	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	4,392,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,500	Verona Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39	3/27 at 100.00	AA-	$1,522,725
51,995	Total Tax Obligation/General			55,918,096
	Tax Obligation/Limited – 22.1%
650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	801,314
3,655	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37	12/28 at 100.00	Aa1	4,085,340
1,795	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,219,912
1,000	Gloucester County Improvement Authority, New Jersey, Loan Revenue Bonds, Rowan University Fossil Park and Student Center Projects, Series 2021, 4.000%, 7/01/46 – BAM Insured	7/30 at 100.00	AA	1,171,980
	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, Series 2019:
3,000	5.000%, 7/01/44	7/29 at 100.00	Aa1	3,756,930
4,000	4.000%, 7/01/48	7/29 at 100.00	Aa1	4,609,560
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,080,366
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
350	5.000%, 6/15/21	No Opt. Call	BBB	350,602
2,870	5.000%, 6/15/25	6/22 at 100.00	BBB	2,982,102
485	5.000%, 6/15/28	6/22 at 100.00	BBB	501,640
2,985	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39	11/29 at 100.00	Baa1	3,440,093
2,320	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	2,465,418
2,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	Baa1	2,379,840
3,780	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	Baa1	4,343,220
1,350	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/33	12/30 at 100.00	Baa1	1,740,987
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN:
1,525	5.000%, 3/01/30	3/23 at 100.00	Baa1	1,638,780
1,150	5.000%, 3/01/31	3/23 at 100.00	Baa1	1,233,800
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	Baa1	1,703,340
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
225	5.000%, 6/15/29	6/26 at 100.00	A+	267,824
125	5.000%, 6/15/30	6/26 at 100.00	A+	148,058

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,770	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31	6/26 at 100.00	A+	$3,272,035
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	Baa1	11,783,887
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	Baa1	2,053,254
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
6,925	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	5,571,924
4,765	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	3,729,089
1,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	761,270
1,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	Baa1	1,797,938
8,940	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	9,376,183
140	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	151,441
1,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	Baa1	1,194,638
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
150	3.500%, 6/15/46	12/28 at 100.00	Baa1	161,340
1,500	5.000%, 6/15/50	12/28 at 100.00	Baa1	1,823,265
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
1,150	4.000%, 6/15/45	12/30 at 100.00	Baa1	1,320,671
1,025	5.000%, 6/15/45	12/30 at 100.00	Baa1	1,278,677
3,475	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 4.000%, 6/15/34	6/31 at 100.00	Baa1	4,164,058
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,252,210
1,715	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa1	1,753,365
2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	2,919,033
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34 (UB) (5)	No Opt. Call	AA+	3,911,640
95,055	Total Tax Obligation/Limited			99,197,024
	Transportation – 11.8%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,171,907

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
$360	5.000%, 1/01/34	1/24 at 100.00	A1	$399,542
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,615,338
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,201,260
1,290	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	1,478,779
1,635	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,825,150
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000	5.000%, 7/01/42	7/27 at 100.00	A1	1,214,710
3,115	5.000%, 7/01/47	7/27 at 100.00	A1	3,750,367
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/30	7/29 at 100.00	A1	1,369,988
1,130	5.000%, 7/01/31	7/29 at 100.00	A1	1,468,356
1,000	3.000%, 7/01/49	7/29 at 100.00	A1	1,065,030
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	1,958,123
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,000	5.000%, 1/01/24	1/23 at 100.00	A	1,069,640
1,095	5.000%, 1/01/26	1/23 at 100.00	A	1,166,339
1,070	5.000%, 1/01/27	1/23 at 100.00	A	1,137,421
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,260	5.000%, 7/01/23 (AMT)	No Opt. Call	A2	1,385,836
1,650	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	1,848,280
1,445	5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB+	1,627,070
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
310	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	328,380
1,025	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,086,018
380	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	426,558
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
3,085	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	3,620,618
2,810	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	3,240,183
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,711,255

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A, 4.000%, 1/01/42	1/31 at 100.00	A+	$1,196,980
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	2,005,263
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twelfth Series 2019:
3,000	4.000%, 9/01/38	9/29 at 100.00	Aa3	3,573,840
3,000	4.000%, 9/01/39	9/29 at 100.00	Aa3	3,563,400
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A:
1,750	5.000%, 11/01/31 – AGM Insured	11/29 at 100.00	AA	2,264,867
1,000	5.000%, 11/01/33 – AGM Insured	11/29 at 100.00	AA	1,286,620
520	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	BBB+	652,896
45,460	Total Transportation			52,710,014
	U.S. Guaranteed – 4.2% (6)
1,940	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 (Pre-refunded 9/01/24) – AGM Insured	9/24 at 100.00	AA	2,237,809
5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	5,396
220	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	262,871
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38 (Pre-refunded 7/01/23)	7/23 at 100.00	A	847,886
1,015	5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A	1,117,667
595	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A+	680,882
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
195	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	218,462
1,125	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,183,376
1,095	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,151,820
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
140	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	153,653
660	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	729,452
80	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	88,215
360	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	399,751
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	361,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
$435	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	$457,572
990	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,041,926
1,405	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28 (Pre-refunded 1/01/23)	1/23 at 100.00	A+	1,513,691
3,150	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,316,982
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
570	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	597,947
930	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	975,114
70	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	73,432
1,175	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3	1,284,816
17,285	Total U.S. Guaranteed			18,700,300
	Utilities – 9.9%
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (AMT)	6/22 at 100.00	Baa2	518,110
1,000	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,036,480
3,335	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	3,380,289
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,156,115
2,175	4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	2,226,939
4,195	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	4,641,935
5,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	5,317,250
3,150	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (AMT) (Mandatory Put 6/01/23)	No Opt. Call	A+	3,189,564
	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1:
4,120	3.000%, 9/01/31 (WI/DD, Settling 6/10/21)	9/30 at 100.00	AAA	4,808,411
4,935	3.000%, 9/01/32 (WI/DD, Settling 6/10/21)	9/30 at 100.00	AAA	5,726,821
5,085	3.000%, 9/01/33 (WI/DD, Settling 6/10/21)	9/30 at 100.00	AAA	5,861,225
695	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	965,098

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$480	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	$506,530
5,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29	No Opt. Call	A	5,216,450
40,715	Total Utilities			44,551,217
$420,085	Total Long-Term Investments (cost $425,315,596)			458,340,983
	Floating Rate Obligations – (1.7)%			(7,590,000)
	Other Assets Less Liabilities – (0.6)% (7)			(2,679,847)
	Net Assets – 100%			$448,071,136
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Long Bond	(26)	09/21	$(4,064,952)	$(4,069,813)	$(4,861)	$(8,938)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$458,340,983	$ —	$458,340,983
Investments in Derivatives:
Futures Contracts*	(4,861)	—	—	(4,861)
Total	$(4,861)	$458,340,983	$ —	$458,336,122
* Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New York Municipal Bond Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Consumer Staples – 3.3%
$15,110	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	6/21 at 100.00	B-	$15,127,981
76,105	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	6/21 at 16.28	N/R	11,686,684
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
1,550	5.625%, 6/01/35	No Opt. Call	BBB	1,685,051
6,885	5.750%, 6/01/43	No Opt. Call	BB+	9,058,526
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,670,277
3,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	3,278,850
104,215	Total Consumer Staples			42,507,369
	Education and Civic Organizations – 13.1%
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
875	5.000%, 4/01/27	7/21 at 100.00	BB	877,826
290	5.000%, 4/01/37	7/21 at 100.00	BB	290,661
2,145	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	6/21 at 100.00	C	2,147,638
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,713,309
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,317,450
	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015 BUILD NYC CHILDRENS AID SOCIETY:
2,500	5.000%, 7/01/40	7/25 at 100.00	A+	2,868,125
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,868,350
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,125,040
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,534,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$2,240	5.000%, 11/01/39	11/24 at 100.00	BB	$2,425,158
2,200	5.500%, 11/01/44	11/24 at 100.00	BB	2,403,082
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,094,478
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,940,175
2,395	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,526,486
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	686,945
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	1,934,077
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	871,894
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
2,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	3,229,300
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,360,742
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A2	1,856,528
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
5,500	4.000%, 7/01/46	7/29 at 100.00	A	6,407,775
3,500	4.000%, 7/01/50	7/29 at 100.00	A	4,060,840
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	3,181,866
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A3	5,270,238
3,760	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A, 5.000%, 7/01/46	1/27 at 100.00	A3	4,423,076
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	1,572,847
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	4,045,918
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	1,859,115
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
1,700	5.000%, 7/01/42	7/29 at 100.00	Aa2	2,137,325
11,215	5.000%, 7/01/49	7/29 at 100.00	Aa2	13,988,582

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,355	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	$1,691,257
13,665	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	16,979,992
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	6,326,700
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2021, 5.000%, 7/01/51	7/30 at 100.00	BBB-	119,774
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,742,042
7,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	2,847,150
3,040	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	3,177,438
760	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	846,936
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
3,225	3.000%, 1/01/39 – AGM Insured	1/31 at 100.00	AA	3,489,063
5,185	3.000%, 1/01/40 – AGM Insured	1/31 at 100.00	AA	5,596,637
2,620	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%, 3/01/45	9/30 at 100.00	AA	2,990,678
3,150	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Refunding Series 2021, 5.000%, 7/01/31	No Opt. Call	AA	4,260,312
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,779,955
3,740	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	3,863,757
2,810	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,850,324
750	Oneida County Local Development Corporation, New York, Revenue Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39	7/29 at 100.00	BBB-	808,485
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,038,640
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,805,325
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45	12/29 at 100.00	AA-	12,720,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A:
$200	4.000%, 10/15/29	No Opt. Call	N/R	$221,890
205	5.000%, 10/15/39	10/29 at 100.00	N/R	239,600
151,625	Total Education and Civic Organizations			169,415,724
	Financials – 1.0%
5,710	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	8,226,112
3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	5,253,505
9,185	Total Financials			13,479,617
	Health Care – 5.8%
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A:
7,650	4.000%, 9/01/45	3/30 at 100.00	BBB	8,763,305
11,935	4.000%, 9/01/50	3/30 at 100.00	BBB	13,597,665
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A-	2,597,413
29,985	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	35,035,973
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29, 144A	6/25 at 100.00	BBB-	1,156,980
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	242,268
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,223,080
1,325	5.000%, 7/01/46	7/26 at 100.00	A-	1,577,015
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	BBB+	1,468,391
2,600	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/38	12/30 at 100.00	BBB+	3,049,904
375	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	425,186
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2020A, 4.000%, 2/15/45	2/31 at 100.00	Aa3	2,372,120
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	1,721,757

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	$1,161,430
65,480	Total Health Care			75,392,487
	Housing/Multifamily – 0.1%
1,430	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (AMT)	6/21 at 100.00	Aa1	1,433,060
	Industrials – 2.3%
19,020	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	21,048,483
7,550	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	8,528,254
26,570	Total Industrials			29,576,737
	Long-Term Care – 0.2%
650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	6/21 at 100.00	A2	655,031
550	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	607,118
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
305	5.800%, 7/01/23	6/21 at 100.00	N/R	294,779
395	6.100%, 7/01/28	6/21 at 100.00	N/R	357,637
210	6.200%, 7/01/33	6/21 at 100.00	N/R	181,253
2,110	Total Long-Term Care			2,095,818
	Materials – 0.3%
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
860	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	919,194
2,145	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,401,756
3,005	Total Materials			3,320,950
	Tax Obligation/General – 5.9%
3,325	Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B, 5.000%, 4/01/37 – AGM Insured	4/30 at 100.00	AA	4,285,326
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C:
2,000	5.000%, 4/01/39 – BAM Insured	4/26 at 100.00	AA	2,361,040
1,000	5.000%, 4/01/40 – BAM Insured	4/26 at 100.00	AA	1,178,460
1,955	Nassau County, New York, General Obligation Bonds, General Improvement Series 2019A, 5.000%, 4/01/37 – AGM Insured	4/29 at 100.00	AA	2,475,871
35	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1, 5.000%, 3/01/37	3/23 at 100.00	AA	37,708

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	$2,200,600
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,844,800
1,650	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,011,762
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
10,420	5.000%, 3/01/39	3/28 at 100.00	AA	12,834,731
11,000	5.000%, 3/01/40	3/28 at 100.00	AA	13,528,570
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
14,420	5.000%, 4/01/40	4/28 at 100.00	AA	17,771,785
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,111,750
7,500	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/42	8/30 at 100.00	AA	9,587,100
5	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	10/21 at 100.00	AA	5,078
62,810	Total Tax Obligation/General			77,234,581
	Tax Obligation/Limited – 25.9%
8,300	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	Aaa	10,644,667
9,185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 4.000%, 3/15/47	3/31 at 100.00	AA+	10,894,604
2,945	Dormitory Authority of the State of New York, Master BOCES Program, Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020, 4.000%, 8/15/41	8/28 at 100.00	Aa3	3,310,151
	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
1,855	5.000%, 6/01/33	6/21 at 100.00	Aa1	1,861,363
2,320	5.000%, 6/01/38	6/21 at 100.00	Aa1	2,328,027
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	6/21 at 100.00	AA	20,069
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	1,032,650
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	3,351,810
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AA+	7,010,520
2,830	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AA+	3,293,979
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AA+	1,153,990
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37	2/27 at 100.00	AA+	8,600,060

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4:
$4,150	5.000%, 3/15/38	3/29 at 100.00	AA+	$5,235,142
3,850	5.000%, 3/15/40	3/29 at 100.00	AA+	4,834,599
4,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 4.000%, 3/15/34	9/30 at 100.00	AA+	5,508,810
6,255	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/39	3/31 at 100.00	AA+	7,571,302
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	3,338,246
2,710	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,339,452
15,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	16,961,250
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4:
10,000	5.000%, 3/15/44	9/28 at 100.00	AA+	12,562,000
9,000	5.000%, 3/15/45	9/28 at 100.00	AA+	11,283,210
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,000	5.000%, 11/15/28	11/25 at 100.00	BB	2,313,020
2,000	5.000%, 11/15/32	11/25 at 100.00	BB	2,285,580
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000	5.000%, 2/15/39	2/27 at 100.00	Aa3	6,026,300
5,710	5.000%, 2/15/42	2/27 at 100.00	Aa3	6,839,152
11,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	6/21 at 100.00	AA-	11,107,638
8,335	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42	5/27 at 100.00	AA	9,984,246
5,450	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47	11/27 at 100.00	AA	6,572,591
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,340,680
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A:
4,000	5.250%, 7/15/35	7/28 at 100.00	AA	5,136,760
4,200	5.250%, 7/15/36	7/28 at 100.00	AA	5,381,250
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
14,300	5.000%, 7/15/43	7/28 at 100.00	AA	17,762,459
3,000	5.000%, 7/15/45	7/28 at 100.00	AA	3,712,680
2,780	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	3,503,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	$9,950,185
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,292,742
2,480	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,803,764
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,404,972
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,534,000
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	6,030,850
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,734,769
10,000	5.000%, 8/01/40	8/28 at 100.00	AAA	12,572,000
3,000	5.000%, 8/01/42	8/28 at 100.00	AAA	3,755,370
2,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/38	9/30 at 100.00	AA+	3,016,300
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,044	0.000%, 7/01/33	7/28 at 86.06	N/R	762,496
53,350	0.000%, 7/01/46	7/28 at 41.38	N/R	17,369,159
11,058	5.000%, 7/01/58	7/28 at 100.00	N/R	12,614,966
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	2,137,740
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
5,750	5.000%, 1/01/29 (AMT)	1/26 at 100.00	B	5,853,270
1,930	5.000%, 1/01/32 (AMT)	1/26 at 100.00	B	1,943,259
1,250	5.000%, 1/01/34 (AMT)	1/26 at 100.00	B	1,255,525
5,430	5.000%, 1/01/36 (AMT)	1/26 at 100.00	B	5,442,978
14,035	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	18,146,834
323,957	Total Tax Obligation/Limited			336,723,042
	Transportation – 22.8%
1,500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,779,750
15,905	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45	5/30 at 100.00	A3	18,182,437
3,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45	5/30 at 100.00	A3	4,368,960

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$960	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	11/22 at 100.00	A3	$1,019,251
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	A3	8,753,325
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/46	5/28 at 100.00	A3	4,465,160
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	A3	2,727,850
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	A3	2,736,450
1,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.000%, 11/15/39	11/24 at 100.00	A3	2,025,090
8,450	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.250%, 11/15/30	11/25 at 100.00	A3	9,966,014
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1:
2,500	5.000%, 11/15/34	11/26 at 100.00	A3	2,994,050
2,700	5.000%, 11/15/56	11/26 at 100.00	A3	3,173,769
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	0.000%, 10/01/37 (5)	6/21 at 100.00	N/R	2,100,000
2,000	0.000%, 10/01/46 (5)	6/21 at 100.00	N/R	1,500,000
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (AMT)	7/22 at 100.00	BBB+	9,902,990
8,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A	8,536,061
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N, 4.000%, 1/01/42	1/30 at 100.00	A1	5,867,900
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,225	5.000%, 1/01/36	1/26 at 100.00	A2	2,642,566
8,515	5.000%, 1/01/46	1/26 at 100.00	A2	10,011,341
3,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53	1/30 at 100.00	A2	3,450,000
4,625	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 4/30/53 (AMT)	10/31 at 100.00	BBB-	5,282,490
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	BBB	548,190
7,000	4.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	7,615,650
13,685	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	15,553,276

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
$10,435	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B	$10,511,280
12,610	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B	12,699,153
1,745	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	2,190,935
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A:
215	4.000%, 12/01/38 (AMT)	12/30 at 100.00	Baa1	253,221
120	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	141,011
1,745	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 5.000%, 12/01/36	12/30 at 100.00	Baa1	2,274,276
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,580,007
10,200	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	12,680,130
10,035	5.000%, 1/01/31 (AMT)	1/28 at 100.00	Baa3	12,271,801
	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A:
2,000	5.000%, 4/01/25 (AMT)	4/24 at 100.00	A3	2,242,160
3,775	5.000%, 4/01/26 (AMT)	4/24 at 100.00	A3	4,227,547
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	Aa3	3,794,235
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520	5.000%, 5/01/40	5/25 at 100.00	Aa3	2,927,056
480	5.000%, 5/01/45	5/25 at 100.00	Aa3	554,520
8,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	10,440,015
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	Aa3	11,682,000
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
2,745	5.000%, 11/01/38 (AMT)	11/29 at 100.00	Aa3	3,462,516
1,225	5.000%, 11/01/39 (AMT)	11/29 at 100.00	Aa3	1,542,018
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225	4.000%, 9/01/43	9/28 at 100.00	Aa3	4,917,266
10,230	5.000%, 9/01/48	9/28 at 100.00	Aa3	12,495,024

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	Aa3	$6,010,350
2,220	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/46 (AMT)	7/31 at 100.00	Aa3	2,627,814
1,365	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38	5/27 at 100.00	AA-	1,685,993
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,380,551
19,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	24,397,815
6,350	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49	11/30 at 100.00	AA-	8,111,617
257,085	Total Transportation			295,302,881
	U.S. Guaranteed – 4.4% (6)
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	1,652,055
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	5,715,050
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R	5,851
1,165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	1,248,204
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	3,856,371
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	1,095,560
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	5,941,633
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	4,200,596
10,000	5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	11,054,200
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
1,900	5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	2,024,279
1,915	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	2,040,260
3,000	5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	3,196,230
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32 (Pre-refunded 3/01/23)	3/23 at 100.00	AA	1,965,117
6,065	5.000%, 3/01/37 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	6,579,130
6,665	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	6,772,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	$291,119
53,010	Total U.S. Guaranteed			57,638,495
	Utilities – 13.0%
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	441,680
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,949,700
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,919,520
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	3,355,391
2,910	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	3,549,734
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	10,951,200
4,465	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	5,376,619
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	6,117,550
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,693,000
10,905	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	13,687,411
6,920	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series CC-1, 5.000%, 6/15/51	6/31 at 100.00	AA+	9,006,588
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
500	5.000%, 6/15/30	6/24 at 100.00	AAA	569,875
6,675	5.000%, 6/15/34	6/25 at 100.00	AAA	7,851,869
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,710	5.000%, 6/15/38	6/27 at 100.00	AAA	2,113,526
6,810	5.000%, 6/15/41	6/26 at 100.00	AAA	8,192,975
2,000	5.000%, 6/15/42	6/27 at 100.00	AAA	2,465,740
1,000	5.000%, 6/15/43	6/28 at 100.00	AAA	1,246,460
2,000	5.000%, 6/15/46	6/27 at 100.00	AAA	2,461,420
8,800	5.000%, 6/15/47	6/27 at 100.00	AAA	10,828,312
3,065	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2017C, 5.000%, 8/15/47	8/27 at 100.00	AAA	3,789,903

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,500	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	$6,461,730
2,430	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	2,544,161
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	4.250%, 7/01/25	7/22 at 100.00	CCC	1,046,480
505	5.500%, 7/01/28	7/22 at 100.00	CCC	535,972
1,875	5.750%, 7/01/37	7/22 at 100.00	CCC	1,995,562
4,000	5.250%, 7/01/42	7/22 at 100.00	CCC	4,233,440
1,530	6.000%, 7/01/47	7/22 at 100.00	CCC	1,632,877
2,450	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	6/21 at 100.00	N/R	2,471,168
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/36	12/25 at 100.00	AAA	11,908,300
1,795	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	1,998,643
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
15,500	5.000%, 12/15/38	12/27 at 100.00	AAA	19,410,340
3,000	5.000%, 12/15/39	12/27 at 100.00	AAA	3,755,130
7,000	5.000%, 12/15/40	12/27 at 100.00	AAA	8,752,240
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
675	5.000%, 4/01/40	4/25 at 100.00	AA-	772,133
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,198,123
141,470	Total Utilities			168,284,772
$1,201,952	Total Long-Term Investments (cost $1,166,507,951)			1,272,405,533
	Other Assets Less Liabilities – 1.9%			25,048,659
	Net Assets – 100%			$1,297,454,192

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,272,405,533	$ —	$1,272,405,533

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax